Benefit Plans	12 Months Ended
Dec. 31, 2012
Benefit Plans

7. BENEFIT PLANS

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Investments Held in Trust for Future Liabilities” and “Fair Value Measurements of Assets and Liabilities” sections of Note 1.

We sponsor a qualified pension plan and two unfunded nonqualified pension plans. Substantially all of our employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. We sponsor OPEB plans to provide health and life insurance benefits for retired employees.

We recognize the funded status associated with our defined benefit pension and OPEB plans in the balance sheets. Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance. We recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. We record a regulatory asset instead of other comprehensive income for qualifying benefit costs of our regulated operations that for ratemaking purposes are deferred for future recovery. The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of our benefit obligations are shown in the following table:

					Other Postretirement
	Pension Plans				Benefit Plans
Assumptions	2012		2011		2012	2011
Discount Rate	3.95%		4.55%		3.95%	4.75%
Rate of Compensation Increase	4.95%	(a)	4.85%	(a)	NA	NA

(a)       Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

NA       Not applicable.

We use a duration-based method to determine the discount rate for our plans. A hypothetical portfolio of high quality corporate bonds is constructed with cash flows matching the benefit plan liability. The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan.

For 2012, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 11.5% per year, with an average increase of 4.95%.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of our benefit costs are shown in the following table:

				Other Postretirement
	Pension Plans			Benefit Plans
	2012	2011	2010	2012	2011	2010
Discount Rate	4.55%	5.05%	5.60%	4.75%	5.25%	5.85%
Expected Return on Plan Assets	7.25%	7.75%	8.00%	7.25%	7.50%	8.00%
Rate of Compensation Increase	4.85%	4.85%	4.60%	NA	NA	NA

NA Not applicable.

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2012	2011
Initial	7.00%	7.50%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2016

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans. A 1% change in assumed health care cost trend rates would have the following effects:

	1% Increase	1% Decrease
	(in millions)
Effect on Total Service and Interest Cost
Components of Net Periodic Postretirement Health
Care Benefit Cost	$24	$(19)

Effect on the Health Care Component of the
Accumulated Postretirement Benefit Obligation	118	(89)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets. The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits. The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment. We monitor the plans to control security diversification and ensure compliance with our investment policy. As of December 31, 2012, the assets were invested in compliance with all investment limits. See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2012 and 2011

The following tables provide a reconciliation of the changes in the plans' benefit obligations, fair value of plan assets and funded status as of December 31. The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

			Other Postretirement
	Pension Plans		Benefit Plans
	2012	2011	2012	2011
Change in Benefit Obligation	(in millions)
Benefit Obligation as of January 1	$4,991	$4,807	$2,227	$2,125
Service Cost	76	72	47	42
Interest Cost	223	237	103	109
Actuarial Loss	299	169	148	253
Plan Amendment Prior Service Credit	-	-	(570)	(196)
Curtailment and Settlements	(1)	-	-	1
Benefit Payments	(383)	(294)	(151)	(150)
Participant Contributions	-	-	35	34
Medicare Subsidy	-	-	10	9
Benefit Obligation as of December 31	$5,205	$4,991	$1,849	$2,227

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	$4,303	$3,858	$1,410	$1,461
Actual Gain (Loss) on Plan Assets	560	282	178	(14)
Company Contributions	216	457	96	79
Participant Contributions	-	-	35	34
Benefit Payments	(383)	(294)	(151)	(150)
Fair Value of Plan Assets as of December 31	$4,696	$4,303	$1,568	$1,410

Underfunded Status as of December 31	$(509)	$(688)	$(281)	$(817)

Benefit Amounts Recognized on the Balance Sheets as of December 31, 2012 and 2011

			Other Postretirement
	Pension Plans		Benefit Plans

	December 31,
	2012	2011	2012	2011
	(in millions)
Other Current Liabilities - Accrued Short-term
Benefit Liability	$(7)	$(8)	$(4)	$(4)
Employee Benefits and Pension Obligations -
Accrued Long-term Benefit Liability	(502)	(680)	(277)	(813)
Underfunded Status	$(509)	$(688)	$(281)	$(817)

Amounts Included in AOCI and Regulatory Assets as of December 31, 2012 and 2011

			Other Postretirement
	Pension Plans		Benefit Plans
	December 31,
	2012	2011	2012	2011
Components	(in millions)
Net Actuarial Loss	$2,111	$2,208	$989	$979
Prior Service Cost (Credit)	11	10	(762)	(210)
Transition Obligation	-	-	-	1

Recorded as
Regulatory Assets	$1,774	$1,818	$108	$479
Deferred Income Taxes	122	140	42	102
Net of Tax AOCI	226	260	77	189

Components of the change in amounts included in AOCI and Regulatory Assets during the years ended December 31, 2012 and 2011 are as follows:

			Other Postretirement
	Pension Plans		Benefit Plans
	Years Ended December 31,
	2012	2011	2012	2011
Components	(in millions)
Actuarial Loss During the Year	$58	$201	$67	$370
Prior Service Credit	-	-	(570)	(191)
Amortization of Actuarial Loss	(155)	(122)	(57)	(29)
Amortization of Prior Service Credit (Cost)	1	(1)	18	1
Amortization of Transition Obligation	-	-	(1)	(2)
Change for the Year	$(96)	$78	$(543)	$149

Pension and Other Postretirement Plans' Assets

The following table presents the classification of pension plan assets within the fair value hierarchy as of December 31, 2012:

						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in millions)
Equities:
Domestic	$1,308	$-	$-	$-	$1,308	27.9%
International	497	-	-	-	497	10.5%
Real Estate Investment Trusts	91	-	-	-	91	1.9%
Common Collective Trust -
International	-	4	-	-	4	0.1%
Subtotal - Equities	1,896	4	-	-	1,900	40.4%

Fixed Income:
Common Collective Trust - Debt	-	32	-	-	32	0.7%
United States Government and
Agency Securities	-	715	-	-	715	15.2%
Corporate Debt	-	1,235	-	-	1,235	26.3%
Foreign Debt	-	199	-	-	199	4.2%
State and Local Government	-	44	-	-	44	0.9%
Other - Asset Backed	-	36	-	-	36	0.8%
Subtotal - Fixed Income	-	2,261	-	-	2,261	48.1%

Real Estate	-	-	220	-	220	4.7%

Alternative Investments	-	-	195	-	195	4.2%
Securities Lending	-	80	-	-	80	1.7%
Securities Lending Collateral (a)	-	-	-	(91)	(91)	(1.9)%

Cash and Cash Equivalents	-	126	-	-	126	2.7%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	5	5	0.1%

Total	$1,896	$2,471	$415	$(86)	$4,696	100.0%

(a) Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b) Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table sets forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy for the pension assets:

	Corporate	Real	Alternative	Total
	Debt	Estate	Investments	Level 3
	(in millions)
Balance as of January 1, 2012	$6	$163	$161	$330
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	30	10	40
Relating to Assets Sold During the Period	(2)	-	4	2
Purchases and Sales	(4)	27	20	43
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2012	$-	$220	$195	$415

The following table presents the classification of OPEB plan assets within the fair value hierarchy as of December 31, 2012:

						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in millions)
Equities:
Domestic	$422	$-	$-	$-	$422	26.9%
International	505	-	-	-	505	32.2%
Subtotal - Equities	927	-	-	-	927	59.1%

Fixed Income:
Common Collective Trust - Debt	-	72	-	-	72	4.6%
United States Government and
Agency Securities	-	82	-	-	82	5.2%
Corporate Debt	-	155	-	-	155	9.9%
Foreign Debt	-	26	-	-	26	1.7%
State and Local Government	-	7	-	-	7	0.5%
Other - Asset Backed	-	10	-	-	10	0.6%
Subtotal - Fixed Income	-	352	-	-	352	22.5%

Trust Owned Life Insurance:
International Equities	-	52	-	-	52	3.3%
United States Bonds	-	163	-	-	163	10.3%

Cash and Cash Equivalents	62	11	-	-	73	4.7%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	1	1	0.1%

Total	$989	$578	$-	$1	$1,568	100.0%

(a) Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table presents the classification of pension plan assets within the fair value hierarchy as of December 31, 2011:

						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in millions)
Equities:
Domestic	$1,455	$-	$-	$-	$1,455	33.8%
International	399	-	-	-	399	9.3%
Real Estate Investment Trusts	104	-	-	-	104	2.4%
Common Collective Trust -
International	-	128	-	-	128	3.0%
Subtotal - Equities	1,958	128	-	-	2,086	48.5%

Fixed Income:
Common Collective Trust - Debt	-	26	-	-	26	0.6%
United States Government and
Agency Securities	-	566	-	-	566	13.2%
Corporate Debt	-	985	6	-	991	23.0%
Foreign Debt	-	190	-	-	190	4.4%
State and Local Government	-	48	-	-	48	1.1%
Other - Asset Backed	-	26	-	-	26	0.6%
Subtotal - Fixed Income	-	1,841	6	-	1,847	42.9%

Real Estate	-	-	163	-	163	3.8%

Alternative Investments	-	-	161	-	161	3.7%
Securities Lending	-	215	-	-	215	5.0%
Securities Lending Collateral (a)	-	-	-	(236)	(236)	(5.5)%

Cash and Cash Equivalents	-	93	-	-	93	2.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	(26)	(26)	(0.6)%

Total	$1,958	$2,277	$330	$(262)	$4,303	100.0%

(a) Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b) Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following table sets forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy for the pension assets:

	Corporate	Real	Alternative	Total
	Debt	Estate	Investments	Level 3
	(in millions)
Balance as of January 1, 2011	$-	$83	$130	$213
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	22	9	31
Relating to Assets Sold During the Period	-	-	3	3
Purchases and Sales	-	58	19	77
Transfers into Level 3	6	-	-	6
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2011	$6	$163	$161	$330

The following table presents the classification of OPEB plan assets within the fair value hierarchy as of December 31, 2011:

						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in millions)
Equities:
Domestic	$348	$-	$-	$-	$348	24.7%
International	380	-	-	-	380	27.0%
Common Collective Trust -
Global	-	99	-	-	99	7.0%
Subtotal - Equities	728	99	-	-	827	58.7%

Fixed Income:
Common Collective Trust - Debt	-	69	-	-	69	4.9%
United States Government and
Agency Securities	-	81	-	-	81	5.7%
Corporate Debt	-	152	-	-	152	10.8%
Foreign Debt	-	32	-	-	32	2.3%
State and Local Government	-	9	-	-	9	0.6%
Other - Asset Backed	-	2	-	-	2	0.1%
Subtotal - Fixed Income	-	345	-	-	345	24.4%

Trust Owned Life Insurance:
International Equities	-	46	-	-	46	3.3%
United States Bonds	-	158	-	-	158	11.2%

Cash and Cash Equivalents	17	23	-	-	40	2.9%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	(6)	(6)	(0.5)%

Total	$745	$671	$-	$(6)	$1,410	100.0%

(a) Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Determination of Pension Expense

We base our determination of pension expense or income on a market-related valuation of assets which reduces year-to-year volatility. This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur. Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return.

	December 31,
Accumulated Benefit Obligation	2012	2011
	(in millions)
Qualified Pension Plan	$5,001	$4,808
Nonqualified Pension Plans	82	89
Total	$5,083	$4,897

For our underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans as of December 31, 2012 and 2011 were as follows:

	Underfunded Pension Plans
	December 31,
	2012	2011
	(in millions)
Projected Benefit Obligation	$5,205	$4,991

Accumulated Benefit Obligation	$5,083	$4,897
Fair Value of Plan Assets	4,696	4,303
Underfunded Accumulated Benefit Obligation	$(387)	$(594)

Estimated Future Benefit Payments and Contributions

We expect contributions and payments for the pension plans of $108 million and the OPEB plans of $4 million during 2013. For the pension plans, this amount includes the payment of unfunded nonqualified benefits plus contributions to the qualified trust fund of at least the minimum amount required by the Employee Retirement Income Security Act. For the qualified pension plan, we may also make additional discretionary contributions to maintain the funded status of the plan. For the OPEB plans, expected payments include the payment of unfunded benefits.

The table below reflects the total benefits expected to be paid from the plan or from our assets. The payments include the participants' contributions to the plan for their share of the cost. In November 2012, we announced changes to our retiree medical coverage. Effective for retirements after December 2012, our contribution to retiree medical coverage will be capped reducing our exposure to future medical cost inflation. Effective for employees hired after December 2013, we will not provide retiree medical coverage. In December 2011, we amended the prescription drug program for certain participants. The impact of the changes is reflected in the Benefit Plan Obligation table as plan amendments. Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results. The estimated payments for pension benefits and OPEB are as follows:

	Pension Plans	Other Postretirement Benefit Plans
	Pension	Benefit	Medicare Subsidy
	Payments	Payments	Receipts
	(in millions)
2013	$340	$140	$-
2014	349	146	-
2015	356	153	-
2016	359	162	-
2017	364	171	-
Years 2018 to 2022, in Total	1,844	990	2

Components of Net Periodic Benefit Cost

The following table provides the components of our net periodic benefit cost for the plans for the years ended December 31, 2012, 2011 and 2010:

				Other Postretirement
	Pension Plans			Benefit Plans
	Years Ended December 31,
	2012	2011	2010	2012	2011	2010
	(in millions)
Service Cost	$76	$72	$111	$47	$42	$47
Interest Cost	223	237	253	103	109	113
Expected Return on Plan Assets	(319)	(314)	(312)	(101)	(109)	(105)
Curtailment	-	-	-	-	1	-
Amortization of Transition Obligation	-	-	-	1	2	27
Amortization of Prior Service Cost (Credit)	(1)	1	-	(18)	(1)	-
Amortization of Net Actuarial Loss	155	122	89	57	29	29
Net Periodic Benefit Cost	134	118	141	89	73	111
Capitalized Portion	(42)	(37)	(44)	(28)	(22)	(35)
Net Periodic Benefit Cost Recognized as
Expense	$92	$81	$97	$61	$51	$76

Estimated amounts expected to be amortized to net periodic benefit costs (credits) and the impact on the balance sheet during 2013 are shown in the following table:

		Other
		Postretirement
	Pension Plans	Benefit Plans
Components	(in millions)
Net Actuarial Loss	$176	$64
Prior Service Cost (Credit)	3	(69)
Total Estimated 2013 Amortization	$179	$(5)

Expected to be Recorded as
Regulatory Asset	$148	$(7)
Deferred Income Taxes	11	1
Net of Tax AOCI	20	1
Total	$179	$(5)

American Electric Power System Retirement Savings Plan

We sponsor the American Electric Power System Retirement Savings Plan, a defined contribution retirement savings plan for substantially all employees who are not members of the United Mine Workers of America (UMWA). It is a qualified plan offering participants an opportunity to contribute a portion of their pay with features under Section 401(k) of the Internal Revenue Code. The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions. The cost for matching contributions totaled $66 million in 2012, $64 million in 2011 and $61 million in 2010.

UMWA Benefits

We provide UMWA pension, health and welfare benefits for certain unionized mining employees, retirees and their survivors who meet eligibility requirements. UMWA trustees make final interpretive determinations with regard to all benefits. The pension benefits are administered by UMWA trustees and contributions are made to their trust funds. The health and welfare benefits are administered by us and benefits are paid from our general assets.

The UMWA pension benefits are administered through a multiemployer plan that is different from single-employer plans as an employer's contributions may be used to provide benefits to employees of other participating employers. Required contributions not made by any employer may result in other employers bearing the unfunded plan obligations, while a withdrawing employer may be subject to a withdrawal liability. UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 002), which under the Pension Protection Act of 2006 (PPA) was in Seriously Endangered Status for the plan years ending June 30, 2012 and 2011, without utilization of extended amortization provisions. The Plan adopted a funding improvement plan in May 2012, as required under the PPA. Contributions in 2012, 2011 and 2010 were made under a collective bargaining agreement that is scheduled to expire December 31, 2013. We contributed immaterial amounts in 2012, 2011 and 2010 that represent less than 5% of the total contributions in the plan's latest annual report for the years ended June 30, 2012, 2011 and 2010. The contributions we made did not include a surcharge. There are no minimum contributions for future years.

Appalachian Power Co [Member]
Benefit Plans

6. BENEFIT PLANS

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Investments Held in Trust for Future Liabilities” and “Fair Value Measurements of Assets and Liabilities” sections of Note 1.

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans. Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide health and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries' participation in AEP's benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same. This section details the assumptions that apply to all Registrant Subsidiaries and the rate of compensation increase for each subsidiary.

The Registrant Subsidiaries recognize the funded status associated with defined benefit pension and OPEB plans in their balance sheets. Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance. The Registrant Subsidiaries recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. The Registrant Subsidiaries record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery. The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of the Registrant Subsidiaries' benefit obligations are shown in the following tables:

			Other Postretirement
	Pension Plans		Benefit Plans
Assumption	2012	2011	2012	2011
Discount Rate	3.95%	4.55%	3.95%	4.75%

	Pension Plans
Assumption - Rate of Compensation Increase (a)	2012	2011
APCo	4.70%	4.65%
I&M	5.00%	4.90%
OPCo	5.00%	4.95%
PSO	4.90%	4.85%
SWEPCo	4.75%	4.70%

(a)       Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans. A hypothetical portfolio of high quality corporate bonds is constructed with cash flows matching the benefit plan liability. The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan. The discount rate is the same for each Registrant Subsidiary.

For 2012, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 11.5% per year, with the average increase shown in the table above. The compensation increase rates reflect variations in each Registrant Subsidiary's population participating in the pension plan.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of each Registrant Subsidiary's benefit costs are shown in the following tables:

				Other Postretirement
	Pension Plans			Benefit Plans
Assumptions	2012	2011	2010	2012	2011	2010
Discount Rate	4.55%	5.05%	5.60%	4.75%	5.25%	5.85%
Expected Return on Plan Assets	7.25%	7.75%	8.00%	7.25%	7.50%	8.00%

	Pension Plans
Assumption - Rate of Compensation Increase	2012	2011	2010
APCo	4.70%	4.65%	4.35%
I&M	5.00%	4.90%	4.55%
OPCo	5.00%	4.95%	4.70%
PSO	4.90%	4.85%	4.60%
SWEPCo	4.75%	4.70%	4.45%

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth. The expected return on plan assets is the same for each Registrant Subsidiary.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2012	2011
Initial	7.00%	7.50%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2016

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans. A 1% change in assumed health care cost trend rates would have the following effects:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Effect on Total Service and Interest Cost
Components of Net Periodic Postretirement
Health Care Benefit Cost:
1% Increase	$3,845	$3,017	$5,347	$1,336	$1,547
1% Decrease	(3,029)	(2,390)	(4,206)	(1,059)	(1,227)

Effect on the Health Care Component of the
Accumulated Postretirement Benefit
Obligation:
1% Increase	$26,416	$12,592	$34,018	$5,447	$6,008
1% Decrease	(20,173)	(9,529)	(25,950)	(4,113)	(4,537)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets. The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits. The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment. Management monitors the plans to control security diversification and ensure compliance with the investment policy. As of December 31, 2012, the assets were invested in compliance with all investment limits. See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2012 and 2011

The following tables provide a reconciliation of the changes in the plans' benefit obligations, fair value of plan assets and funded status as of December 31. The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

APCo			Other Postretirement
	Pension Plans		Benefit Plans
	2012	2011	2012	2011
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1	$681,450	$652,219	$395,482	$383,152
Service Cost	7,565	7,199	5,387	4,983
Interest Cost	30,211	32,293	18,462	19,468
Actuarial Loss	43,341	29,137	31,776	41,306
Plan Amendment Prior Service Credit	-	-	(80,528)	(31,145)
Benefit Payments	(44,107)	(39,398)	(29,228)	(30,040)
Participant Contributions	-	-	5,826	6,005
Medicare Subsidy	-	-	1,813	1,753
Benefit Obligation as of December 31	$718,460	$681,450	$348,990	$395,482

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	$570,756	$512,836	$229,735	$243,771
Actual Gain (Loss) on Plan Assets	69,686	36,970	44,919	(4,102)
Company Contributions	25,235	60,348	16,506	14,101
Participant Contributions	-	-	5,826	6,005
Benefit Payments	(44,107)	(39,398)	(29,228)	(30,040)
Fair Value of Plan Assets as of December 31	$621,570	$570,756	$267,758	$229,735

Underfunded Status as of December 31	$(96,890)	$(110,694)	$(81,232)	$(165,747)

Amounts Recognized on the Registrant Subsidiaries' Balance Sheets as of December 31, 2012 and 2011

			Other Postretirement
	Pension Plans		Benefit Plans
	December 31,
APCo	2012	2011	2012	2011
	(in thousands)
Other Current Liabilities - Accrued Short-term
Benefit Liability	$(34)	$(34)	$(2,836)	$(2,956)
Employee Benefits and Pension Obligations -
Accrued Long-term Benefit Liability	(96,856)	(110,660)	(78,396)	(162,791)
Underfunded Status	$(96,890)	$(110,694)	$(81,232)	$(165,747)

Amounts Included in AOCI and Regulatory Assets as of December 31, 2012 and 2011

			Other Postretirement
APCo	Pension Plans		Benefit Plans
	December 31,
	2012	2011	2012	2011
Components	(in thousands)
Net Actuarial Loss	$303,483	$308,223	$167,173	$174,615
Prior Service Cost (Credit)	918	1,393	(110,726)	(33,060)
Transition Obligation	-	-	-	780

Recorded as
Regulatory Assets	$299,456	$305,558	$13,189	$56,764
Deferred Income Taxes	1,732	1,420	15,140	29,951
Net of Tax AOCI	3,213	2,638	28,118	55,620

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant Subsidiary during the years ended December 31, 2012 and 2011 are as follows:

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss (Gain) During the Year	$15,599	$12,905	$13,577	$(4,718)	$(3,373)
Amortization of Actuarial Loss	(20,339)	(17,569)	(30,439)	(8,206)	(8,330)
Amortization of Prior Service Credit (Cost)	(475)	(407)	(743)	948	793
Change for the Year Ended
December 31, 2012	$(5,215)	$(5,071)	$(17,605)	$(11,976)	$(10,910)

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$33,995	$21,372	$44,976	$8,712	$8,958
Amortization of Actuarial Loss	(16,570)	(14,144)	(24,828)	(6,757)	(6,759)
Amortization of Prior Service Credit (Cost)	(917)	(744)	(1,474)	950	795
Change for the Year Ended
December 31, 2011	$16,508	$6,484	$18,674	$2,905	$2,994

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss (Gain) During the Year	$3,084	$11,747	$(1,170)	$5,166	$11,341
Amortization of Actuarial Loss	(10,526)	(7,050)	(13,669)	(3,189)	(3,659)
Prior Service Credit	(80,528)	(78,851)	(101,384)	(35,971)	(47,309)
Amortization of Prior Service Credit	2,862	2,383	3,873	1,079	933
Amortization of Transition Obligation	(780)	(132)	(104)	-	-
Change for the Year Ended
December 31, 2012	$(85,888)	$(71,903)	$(112,454)	$(32,915)	$(38,694)

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$65,104	$46,321	$79,611	$22,147	$23,619
Amortization of Actuarial Loss	(5,839)	(3,566)	(7,298)	(1,553)	(1,785)
Prior Service Credit	(31,145)	(24,846)	(42,357)	(11,612)	(9,409)
Amortization of Prior Service Credit (Cost)	171	237	212	75	(258)
Amortization of Transition Obligation	(1,167)	(188)	(150)	-	-
Change for the Year Ended
December 31, 2011	$27,124	$17,958	$30,018	$9,057	$12,167

Pension and Other Postretirement Plans' Assets

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2012:

APCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$173,149	$-	$-	$-	$173,149	27.9%
International	65,757	-	-	-	65,757	10.5%
Real Estate Investment Trusts	11,986	-	-	-	11,986	1.9%
Common Collective Trust -
International	-	574	-	-	574	0.1%
Subtotal - Equities	250,892	574	-	-	251,466	40.4%

Fixed Income:
Common Collective Trust - Debt	-	4,200	-	-	4,200	0.7%
United States Government and
Agency Securities	-	94,682	-	-	94,682	15.2%
Corporate Debt	-	163,484	-	-	163,484	26.3%
Foreign Debt	-	26,292	-	-	26,292	4.2%
State and Local Government	-	5,821	-	-	5,821	0.9%
Other - Asset Backed	-	4,714	-	-	4,714	0.8%
Subtotal - Fixed Income	-	299,193	-	-	299,193	48.1%

Real Estate	-	-	29,063	-	29,063	4.7%

Alternative Investments	-	-	25,888	-	25,888	4.2%
Securities Lending	-	10,633	-	-	10,633	1.7%
Securities Lending Collateral (a)	-	-	-	(12,025)	(12,025)	(1.9)%

Cash and Cash Equivalents	-	16,646	-	-	16,646	2.7%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	706	706	0.1%

Total	$250,892	$327,046	$54,951	$(11,319)	$621,570	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy by Registrant Subsidiary for pension assets:

	Corporate	Real	Alternative	Total
APCo	Debt	Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2012	$846	$21,666	$21,269	$43,781
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	3,913	1,319	5,232
Relating to Assets Sold During the Period	(298)	-	640	342
Purchases and Sales	(548)	3,484	2,660	5,596
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2012	$-	$29,063	$25,888	$54,951

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2012:

APCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$72,063	$-	$-	$-	$72,063	26.9%
International	86,158	-	-	-	86,158	32.2%
Subtotal - Equities	158,221	-	-	-	158,221	59.1%

Fixed Income:
Common Collective Trust - Debt	-	12,388	-	-	12,388	4.6%
United States Government and
Agency Securities	-	14,036	-	-	14,036	5.2%
Corporate Debt	-	26,437	-	-	26,437	9.9%
Foreign Debt	-	4,469	-	-	4,469	1.7%
State and Local Government	-	1,242	-	-	1,242	0.5%
Other - Asset Backed	-	1,678	-	-	1,678	0.6%
Subtotal - Fixed Income	-	60,250	-	-	60,250	22.5%

Trust Owned Life Insurance:
International Equities	-	8,800	-	-	8,800	3.3%
United States Bonds	-	27,762	-	-	27,762	10.3%

Cash and Cash Equivalents	10,598	1,947	-	-	12,545	4.7%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	180	180	0.1%

Total	$168,819	$98,759	$-	$180	$267,758	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2011:

APCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$192,957	$-	$-	$-	$192,957	33.8%
International	52,904	-	-	-	52,904	9.3%
Real Estate Investment Trusts	13,794	-	-	-	13,794	2.4%
Common Collective Trust -
International	-	17,038	-	-	17,038	3.0%
Subtotal - Equities	259,655	17,038	-	-	276,693	48.5%

Fixed Income:
Common Collective Trust - Debt	-	3,483	-	-	3,483	0.6%
United States Government and
Agency Securities	-	75,042	-	-	75,042	13.2%
Corporate Debt	-	130,606	846	-	131,452	23.0%
Foreign Debt	-	25,289	-	-	25,289	4.4%
State and Local Government	-	6,374	-	-	6,374	1.1%
Other - Asset Backed	-	3,449	-	-	3,449	0.6%
Subtotal - Fixed Income	-	244,243	846	-	245,089	42.9%

Real Estate	-	-	21,666	-	21,666	3.8%

Alternative Investments	-	-	21,269	-	21,269	3.7%
Securities Lending	-	28,488	-	-	28,488	5.0%
Securities Lending Collateral (a)	-	-	-	(31,276)	(31,276)	(5.5)%

Cash and Cash Equivalents	-	12,306	-	-	12,306	2.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	(3,479)	(3,479)	(0.6)%

Total	$259,655	$302,075	$43,781	$(34,755)	$570,756	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy for pension assets by Registrant Subsidiary:

	Corporate	Real	Alternative	Total
APCo	Debt	Estate	Investments	Level 3
		(in thousands)
Balance as of January 1, 2011	$-	$11,060	$17,281	$28,341
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	2,952	1,142	4,094
Relating to Assets Sold During the Period	-	-	392	392
Purchases and Sales	-	7,654	2,454	10,108
Transfers into Level 3	846	-	-	846
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2011	$846	$21,666	$21,269	$43,781

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2011:

APCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$56,670	$-	$-	$-	$56,670	24.7%
International	61,982	-	-	-	61,982	27.0%
Common Collective Trust -
Global	-	16,159	-	-	16,159	7.0%
Subtotal - Equities	118,652	16,159	-	-	134,811	58.7%

Fixed Income:
Common Collective Trust - Debt	-	11,279	-	-	11,279	4.9%
United States Government and
Agency Securities	-	13,165	-	-	13,165	5.7%
Corporate Debt	-	24,792	-	-	24,792	10.8%
Foreign Debt	-	5,256	-	-	5,256	2.3%
State and Local Government	-	1,371	-	-	1,371	0.6%
Other - Asset Backed	-	312	-	-	312	0.1%
Subtotal - Fixed Income	-	56,175	-	-	56,175	24.4%

Trust Owned Life Insurance:
International Equities	-	7,533	-	-	7,533	3.3%
United States Bonds	-	25,719	-	-	25,719	11.2%

Cash and Cash Equivalents	2,739	3,816	-	-	6,555	2.9%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	(1,058)	(1,058)	(0.5)%

Total	$121,391	$109,402	$-	$(1,058)	$229,735	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility. This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur. Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return.

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$708,476	$603,448	$1,048,796	$269,738	$273,860
Nonqualified Pension Plans	191	200	796	1,287	1,098
Total as of December 31, 2012	$708,667	$603,648	$1,049,592	$271,025	$274,958

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$672,967	$569,855	$1,005,608	$269,230	$269,809
Nonqualified Pension Plans	234	168	821	1,368	1,223
Total as of December 31, 2011	$673,201	$570,023	$1,006,429	$270,598	$271,032

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans as of December 31, 2012 and 2011 were as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$718,460	$618,973	$1,068,186	$279,685	$1,098

Accumulated Benefit Obligation	$708,667	$603,648	$1,049,592	$271,025	$1,098
Fair Value of Plan Assets	621,570	552,026	1,015,115	264,823	-
Underfunded Accumulated Benefit
Obligation as of December 31, 2012	$(87,097)	$(51,622)	$(34,477)	$(6,202)	$(1,098)

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$681,450	$581,677	$1,020,890	$277,448	$277,594

Accumulated Benefit Obligation	$673,201	$570,023	$1,006,429	$270,598	$271,032
Fair Value of Plan Assets	570,756	503,926	925,939	245,769	255,861
Underfunded Accumulated Benefit
Obligation as of December 31, 2011	$(102,445)	$(66,097)	$(80,490)	$(24,829)	$(15,171)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits. For the qualified pension plan, additional discretionary contributions may also be made to maintain the funded status of the plan. For OPEB plans, expected payments include the payment of unfunded benefits. The following table provides the estimated contributions and payments by Registrant Subsidiary for 2013:

		Other Postretirement
Company	Pension Plans	Benefit Plans
	(in thousands)
APCo	$11,883	$3,079
I&M	14,867	315
OPCo	8,965	1,027
PSO	6,089	-
SWEPCo	11,345	-

The tables below reflect the total benefits expected to be paid from the plan or from the Registrant Subsidiary's assets. The payments include the participants' contributions to the plan for their share of the cost. In November 2012, changes to the retiree medical coverage were announced. Effective for retirements after December 2012, contributions to retiree medical coverage will be capped reducing exposure to future medical cost inflation. Effective for employees hired after December 2013, retiree medical coverage will not be provided. In December 2011, the prescription drug plan was amended for certain participants. The impact of the changes is reflected in the Benefit Plan Obligation tables as plan amendments. Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results. The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2013	$45,750	$36,365	$72,470	$20,560	$21,004
2014	47,455	36,958	73,771	21,772	22,223
2015	46,625	38,694	73,945	22,310	22,352
2016	47,604	39,469	75,347	22,297	22,278
2017	48,367	40,350	75,575	22,347	23,162
Years 2018 to 2022, in Total	245,312	213,444	370,934	110,866	114,257

Other Postretirement Benefit Plans:
Benefit Payments	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2013	$26,427	$17,092	$34,561	$7,821	$8,143
2014	27,549	17,999	35,532	8,169	8,748
2015	28,553	19,150	36,755	8,676	9,233
2016	29,738	20,468	38,435	9,239	9,879
2017	30,834	21,549	39,543	9,712	10,582
Years 2018 to 2022, in Total	172,977	127,047	224,357	56,882	64,145

Other Postretirement Benefit Plans:
Medicare Subsidy Receipts	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2013	$243	$25	$41	$-	$-
2014	257	24	47	-	-
2015	269	23	58	-	-
2016	278	23	65	-	-
2017	283	22	76	-	-
Years 2018 to 2022, in Total	1,452	97	599	-	-

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost by Registrant Subsidiary for the years ended December 31, 2012, 2011 and 2010:

				Other Postretirement
APCo	Pension Plans			Benefit Plans
	Years Ended December 31,
	2012	2011	2010	2012	2011	2010
	(in thousands)
Service Cost	$7,565	$7,199	$12,908	$5,387	$4,983	$5,722
Interest Cost	30,211	32,293	33,956	18,462	19,468	20,300
Expected Return on Plan Assets	(41,944)	(41,833)	(43,805)	(16,753)	(17,985)	(17,628)
Amortization of Transition Obligation	-	-	-	780	1,167	5,244
Amortization of Prior Service Cost (Credit)	475	917	917	(2,862)	(171)	-
Amortization of Net Actuarial Loss	20,339	16,570	11,842	10,526	5,839	5,410
Net Periodic Benefit Cost	16,646	15,146	15,818	15,540	13,301	19,048
Capitalized Portion	(6,525)	(5,604)	(6,058)	(6,092)	(4,921)	(7,295)
Net Periodic Benefit Cost Recognized as
Expense	$10,121	$9,542	$9,760	$9,448	$8,380	$11,753

Estimated amounts expected to be amortized to net periodic benefit costs (credits) and the impact on each Registrant Subsidiary's balance sheet during 2013 are shown in the following tables:

	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plan - Components	(in thousands)
Net Actuarial Loss	$24,305	$20,939	$36,137	$9,464	$9,662
Prior Service Cost	198	195	283	297	350
Total Estimated 2013 Amortization	$24,503	$21,134	$36,420	$9,761	$10,012

Pension Plans -
Expected to be Recorded as
Regulatory Asset	$24,367	$19,852	$19,387	$9,761	$10,012
Deferred Income Taxes	48	449	5,962	-	-
Net of Tax AOCI	88	833	11,071	-	-
Total	$24,503	$21,134	$36,420	$9,761	$10,012

	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans -	(in thousands)
Components
Net Actuarial Loss	$12,114	$7,624	$16,198	$3,480	$3,838
Prior Service Credit	(10,050)	(9,421)	(12,922)	(4,290)	(5,155)
Total Estimated 2013 Amortization	$2,064	$(1,797)	$3,276	$(810)	$(1,317)

Other Postretirement Benefit Plans - Expected to be Recorded as
Regulatory Asset	$99	$(1,767)	$599	$(810)	$(899)
Deferred Income Taxes	688	(10)	937	-	(146)
Net of Tax AOCI	1,277	(20)	1,740	-	(272)
Total	$2,064	$(1,797)	$3,276	$(810)	$(1,317)

American Electric Power System Retirement Savings Plans

The Registrant Subsidiaries participate in an AEP sponsored defined contribution retirement savings plan, the American Electric Power System Retirement Savings Plan, for substantially all employees who are not members of the United Mine Workers of America (UMWA). This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions. The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant Subsidiary for the years ended December 31, 2012, 2011 and 2010:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$7,579	$7,432	$7,284
I&M	9,706	9,541	8,969
OPCo	10,798	10,166	9,706
PSO	3,732	3,626	3,505
SWEPCo	4,890	4,438	3,866

UMWA Benefits

APCo, I&M and OPCo provide UMWA pension, health and welfare benefits for certain unionized mining employees, retirees and their survivors who meet eligibility requirements. UMWA trustees make final interpretive determinations with regard to all benefits. The pension benefits are administered by UMWA trustees and contributions are made to their trust funds. APCo, I&M and OPCo administer the health and welfare benefits and pay them from their general assets.

The UMWA pension benefits are administered through a multiemployer plan that is different from single-employer plans as an employer's contributions may be used to provide benefits to employees of other participating employers. Required contributions not made by an employer may result in other employers bearing the unfunded plan obligations, while a withdrawing employer may be subject to a withdrawal liability. UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 002), which under the Pension Protection Act of 2006 (PPA) was in Seriously Endangered Status for the plan years ending June 30, 2012 and 2011, without utilization of extended amortization provisions. The Plan adopted a funding improvement plan in May 2012, as required under the PPA. Contributions in 2012, 2011 and 2010 were made under a collective bargaining agreement that is scheduled to expire December 31, 2013, were immaterial and represent less than 5% of the total contributions in the plan's latest annual report for the years ended June 30, 2012, 2011 and 2010. The contributions did not include a surcharge. There are no minimum contributions for future years.

Indiana Michigan Power Co [Member]
Benefit Plans

6. BENEFIT PLANS

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Investments Held in Trust for Future Liabilities” and “Fair Value Measurements of Assets and Liabilities” sections of Note 1.

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans. Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide health and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries' participation in AEP's benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same. This section details the assumptions that apply to all Registrant Subsidiaries and the rate of compensation increase for each subsidiary.

The Registrant Subsidiaries recognize the funded status associated with defined benefit pension and OPEB plans in their balance sheets. Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance. The Registrant Subsidiaries recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. The Registrant Subsidiaries record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery. The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of the Registrant Subsidiaries' benefit obligations are shown in the following tables:

			Other Postretirement
	Pension Plans		Benefit Plans
Assumption	2012	2011	2012	2011
Discount Rate	3.95%	4.55%	3.95%	4.75%

	Pension Plans
Assumption - Rate of Compensation Increase (a)	2012	2011
APCo	4.70%	4.65%
I&M	5.00%	4.90%
OPCo	5.00%	4.95%
PSO	4.90%	4.85%
SWEPCo	4.75%	4.70%

(a)       Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans. A hypothetical portfolio of high quality corporate bonds is constructed with cash flows matching the benefit plan liability. The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan. The discount rate is the same for each Registrant Subsidiary.

For 2012, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 11.5% per year, with the average increase shown in the table above. The compensation increase rates reflect variations in each Registrant Subsidiary's population participating in the pension plan.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of each Registrant Subsidiary's benefit costs are shown in the following tables:

				Other Postretirement
	Pension Plans			Benefit Plans
Assumptions	2012	2011	2010	2012	2011	2010
Discount Rate	4.55%	5.05%	5.60%	4.75%	5.25%	5.85%
Expected Return on Plan Assets	7.25%	7.75%	8.00%	7.25%	7.50%	8.00%

	Pension Plans
Assumption - Rate of Compensation Increase	2012	2011	2010
APCo	4.70%	4.65%	4.35%
I&M	5.00%	4.90%	4.55%
OPCo	5.00%	4.95%	4.70%
PSO	4.90%	4.85%	4.60%
SWEPCo	4.75%	4.70%	4.45%

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth. The expected return on plan assets is the same for each Registrant Subsidiary.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2012	2011
Initial	7.00%	7.50%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2016

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans. A 1% change in assumed health care cost trend rates would have the following effects:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Effect on Total Service and Interest Cost
Components of Net Periodic Postretirement
Health Care Benefit Cost:
1% Increase	$3,845	$3,017	$5,347	$1,336	$1,547
1% Decrease	(3,029)	(2,390)	(4,206)	(1,059)	(1,227)

Effect on the Health Care Component of the
Accumulated Postretirement Benefit
Obligation:
1% Increase	$26,416	$12,592	$34,018	$5,447	$6,008
1% Decrease	(20,173)	(9,529)	(25,950)	(4,113)	(4,537)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets. The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits. The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment. Management monitors the plans to control security diversification and ensure compliance with the investment policy. As of December 31, 2012, the assets were invested in compliance with all investment limits. See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2012 and 2011

The following tables provide a reconciliation of the changes in the plans' benefit obligations, fair value of plan assets and funded status as of December 31. The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

I&M			Other Postretirement
	Pension Plans		Benefit Plans
	2012	2011	2012	2011
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1	$581,677	$560,982	$277,353	$266,742
Service Cost	9,908	9,447	6,621	6,119
Interest Cost	26,245	27,726	12,785	13,610
Actuarial Loss	44,475	17,289	13,638	28,876
Plan Amendment Prior Service Credit	-	-	(78,851)	(24,846)
Benefit Payments	(43,332)	(33,767)	(18,394)	(18,387)
Participant Contributions	-	-	4,226	4,112
Medicare Subsidy	-	-	1,175	1,127
Benefit Obligation as of December 31	$618,973	$581,677	$218,553	$277,353

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	$503,926	$451,688	$181,237	$188,690
Actual Gain (Loss) on Plan Assets	69,136	32,773	14,357	(3,946)
Company Contributions	22,296	53,232	12,702	10,768
Participant Contributions	-	-	4,226	4,112
Benefit Payments	(43,332)	(33,767)	(18,394)	(18,387)
Fair Value of Plan Assets as of December 31	$552,026	$503,926	$194,128	$181,237

Underfunded Status as of December 31	$(66,947)	$(77,751)	$(24,425)	$(96,116)

Amounts Recognized on the Registrant Subsidiaries' Balance Sheets as of December 31, 2012 and 2011

			Other Postretirement
	Pension Plans		Benefit Plans
	December 31,
I&M	2012	2011	2012	2011
	(in thousands)
Other Current Liabilities - Accrued Short-term
Benefit Liability	$(15)	$(14)	$(290)	$(308)
Deferred Credits and Other Noncurrent Liabilities -
Accrued Long-term Benefit Liability	(66,932)	(77,737)	(24,135)	(95,808)
Underfunded Status	$(66,947)	$(77,751)	$(24,425)	$(96,116)

Amounts Included in AOCI and Regulatory Assets as of December 31, 2012 and 2011

			Other Postretirement
I&M	Pension Plans		Benefit Plans
	December 31,
	2012	2011	2012	2011
Components	(in thousands)
Net Actuarial Loss	$211,443	$216,107	$125,935	$121,238
Prior Service Cost (Credit)	900	1,307	(103,959)	(27,491)
Transition Obligation	-	-	-	132

Recorded as
Regulatory Assets	$202,821	$207,237	$17,976	$84,155
Deferred Income Taxes	3,332	3,561	1,400	3,403
Net of Tax AOCI	6,190	6,616	2,600	6,321

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant Subsidiary during the years ended December 31, 2012 and 2011 are as follows:

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss (Gain) During the Year	$15,599	$12,905	$13,577	$(4,718)	$(3,373)
Amortization of Actuarial Loss	(20,339)	(17,569)	(30,439)	(8,206)	(8,330)
Amortization of Prior Service Credit (Cost)	(475)	(407)	(743)	948	793
Change for the Year Ended
December 31, 2012	$(5,215)	$(5,071)	$(17,605)	$(11,976)	$(10,910)

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$33,995	$21,372	$44,976	$8,712	$8,958
Amortization of Actuarial Loss	(16,570)	(14,144)	(24,828)	(6,757)	(6,759)
Amortization of Prior Service Credit (Cost)	(917)	(744)	(1,474)	950	795
Change for the Year Ended
December 31, 2011	$16,508	$6,484	$18,674	$2,905	$2,994

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss (Gain) During the Year	$3,084	$11,747	$(1,170)	$5,166	$11,341
Amortization of Actuarial Loss	(10,526)	(7,050)	(13,669)	(3,189)	(3,659)
Prior Service Credit	(80,528)	(78,851)	(101,384)	(35,971)	(47,309)
Amortization of Prior Service Credit	2,862	2,383	3,873	1,079	933
Amortization of Transition Obligation	(780)	(132)	(104)	-	-
Change for the Year Ended
December 31, 2012	$(85,888)	$(71,903)	$(112,454)	$(32,915)	$(38,694)

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$65,104	$46,321	$79,611	$22,147	$23,619
Amortization of Actuarial Loss	(5,839)	(3,566)	(7,298)	(1,553)	(1,785)
Prior Service Credit	(31,145)	(24,846)	(42,357)	(11,612)	(9,409)
Amortization of Prior Service Credit (Cost)	171	237	212	75	(258)
Amortization of Transition Obligation	(1,167)	(188)	(150)	-	-
Change for the Year Ended
December 31, 2011	$27,124	$17,958	$30,018	$9,057	$12,167

Pension and Other Postretirement Plans' Assets

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2012:

I&M
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$153,776	$-	$-	$-	$153,776	27.9%
International	58,400	-	-	-	58,400	10.5%
Real Estate Investment Trusts	10,645	-	-	-	10,645	1.9%
Common Collective Trust -
International	-	510	-	-	510	0.1%
Subtotal - Equities	222,821	510	-	-	223,331	40.4%

Fixed Income:
Common Collective Trust - Debt	-	3,730	-	-	3,730	0.7%
United States Government and
Agency Securities	-	84,089	-	-	84,089	15.2%
Corporate Debt	-	145,193	-	-	145,193	26.3%
Foreign Debt	-	23,350	-	-	23,350	4.2%
State and Local Government	-	5,170	-	-	5,170	0.9%
Other - Asset Backed	-	4,187	-	-	4,187	0.8%
Subtotal - Fixed Income	-	265,719	-	-	265,719	48.1%

Real Estate	-	-	25,811	-	25,811	4.7%

Alternative Investments	-	-	22,992	-	22,992	4.2%
Securities Lending	-	9,443	-	-	9,443	1.7%
Securities Lending Collateral (a)	-	-	-	(10,680)	(10,680)	(1.9)%

Cash and Cash Equivalents	-	14,783	-	-	14,783	2.7%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	627	627	0.1%

Total	$222,821	$290,455	$48,803	$(10,053)	$552,026	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy by Registrant Subsidiary for pension assets:

	Corporate	Real	Alternative	Total
I&M	Debt	Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2012	$747	$19,129	$18,779	$38,655
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	3,535	1,203	4,738
Relating to Assets Sold During the Period	(263)	-	584	321
Purchases and Sales	(484)	3,147	2,426	5,089
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2012	$-	$25,811	$22,992	$48,803

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2012:

I&M
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$52,245	$-	$-	$-	$52,245	26.9%
International	62,466	-	-	-	62,466	32.2%
Subtotal - Equities	114,711	-	-	-	114,711	59.1%

Fixed Income:
Common Collective Trust - Debt	-	8,982	-	-	8,982	4.6%
United States Government and
Agency Securities	-	10,176	-	-	10,176	5.2%
Corporate Debt	-	19,167	-	-	19,167	9.9%
Foreign Debt	-	3,240	-	-	3,240	1.7%
State and Local Government	-	901	-	-	901	0.5%
Other - Asset Backed	-	1,217	-	-	1,217	0.6%
Subtotal - Fixed Income	-	43,683	-	-	43,683	22.5%

Trust Owned Life Insurance:
International Equities	-	6,380	-	-	6,380	3.3%
United States Bonds	-	20,128	-	-	20,128	10.3%

Cash and Cash Equivalents	7,684	1,412	-	-	9,096	4.7%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	130	130	0.1%

Total	$122,395	$71,603	$-	$130	$194,128	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2011:

I&M
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$170,364	$-	$-	$-	$170,364	33.8%
International	46,709	-	-	-	46,709	9.3%
Real Estate Investment Trusts	12,179	-	-	-	12,179	2.4%
Common Collective Trust -
International	-	15,043	-	-	15,043	3.0%
Subtotal - Equities	229,252	15,043	-	-	244,295	48.5%

Fixed Income:
Common Collective Trust - Debt	-	3,075	-	-	3,075	0.6%
United States Government and
Agency Securities	-	66,255	-	-	66,255	13.2%
Corporate Debt	-	115,313	747	-	116,060	23.0%
Foreign Debt	-	22,328	-	-	22,328	4.4%
State and Local Government	-	5,628	-	-	5,628	1.1%
Other - Asset Backed	-	3,045	-	-	3,045	0.6%
Subtotal - Fixed Income	-	215,644	747	-	216,391	42.9%

Real Estate	-	-	19,129	-	19,129	3.8%

Alternative Investments	-	-	18,779	-	18,779	3.7%
Securities Lending	-	25,153	-	-	25,153	5.0%
Securities Lending Collateral (a)	-	-	-	(27,614)	(27,614)	(5.5)%

Cash and Cash Equivalents	-	10,865	-	-	10,865	2.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	(3,072)	(3,072)	(0.6)%

Total	$229,252	$266,705	$38,655	$(30,686)	$503,926	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy for pension assets by Registrant Subsidiary:

	Corporate	Real	Alternative	Total
I&M	Debt	Estate	Investments	Level 3
		(in thousands)
Balance as of January 1, 2011	$-	$9,742	$15,220	$24,962
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	2,612	1,019	3,631
Relating to Assets Sold During the Period	-	-	350	350
Purchases and Sales	-	6,775	2,190	8,965
Transfers into Level 3	747	-	-	747
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2011	$747	$19,129	$18,779	$38,655

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2011:

I&M
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$44,707	$-	$-	$-	$44,707	24.7%
International	48,897	-	-	-	48,897	27.0%
Common Collective Trust -
Global	-	12,748	-	-	12,748	7.0%
Subtotal - Equities	93,604	12,748	-	-	106,352	58.7%

Fixed Income:
Common Collective Trust - Debt	-	8,898	-	-	8,898	4.9%
United States Government and
Agency Securities	-	10,386	-	-	10,386	5.7%
Corporate Debt	-	19,558	-	-	19,558	10.8%
Foreign Debt	-	4,146	-	-	4,146	2.3%
State and Local Government	-	1,082	-	-	1,082	0.6%
Other - Asset Backed	-	246	-	-	246	0.1%
Subtotal - Fixed Income	-	44,316	-	-	44,316	24.4%

Trust Owned Life Insurance:
International Equities	-	5,943	-	-	5,943	3.3%
United States Bonds	-	20,290	-	-	20,290	11.2%

Cash and Cash Equivalents	2,161	3,010	-	-	5,171	2.9%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	(835)	(835)	(0.5)%

Total	$95,765	$86,307	$-	$(835)	$181,237	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility. This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur. Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return.

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$708,476	$603,448	$1,048,796	$269,738	$273,860
Nonqualified Pension Plans	191	200	796	1,287	1,098
Total as of December 31, 2012	$708,667	$603,648	$1,049,592	$271,025	$274,958

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$672,967	$569,855	$1,005,608	$269,230	$269,809
Nonqualified Pension Plans	234	168	821	1,368	1,223
Total as of December 31, 2011	$673,201	$570,023	$1,006,429	$270,598	$271,032

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans as of December 31, 2012 and 2011 were as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$718,460	$618,973	$1,068,186	$279,685	$1,098

Accumulated Benefit Obligation	$708,667	$603,648	$1,049,592	$271,025	$1,098
Fair Value of Plan Assets	621,570	552,026	1,015,115	264,823	-
Underfunded Accumulated Benefit
Obligation as of December 31, 2012	$(87,097)	$(51,622)	$(34,477)	$(6,202)	$(1,098)

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$681,450	$581,677	$1,020,890	$277,448	$277,594

Accumulated Benefit Obligation	$673,201	$570,023	$1,006,429	$270,598	$271,032
Fair Value of Plan Assets	570,756	503,926	925,939	245,769	255,861
Underfunded Accumulated Benefit
Obligation as of December 31, 2011	$(102,445)	$(66,097)	$(80,490)	$(24,829)	$(15,171)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits. For the qualified pension plan, additional discretionary contributions may also be made to maintain the funded status of the plan. For OPEB plans, expected payments include the payment of unfunded benefits. The following table provides the estimated contributions and payments by Registrant Subsidiary for 2013:

		Other Postretirement
Company	Pension Plans	Benefit Plans
	(in thousands)
APCo	$11,883	$3,079
I&M	14,867	315
OPCo	8,965	1,027
PSO	6,089	-
SWEPCo	11,345	-

The tables below reflect the total benefits expected to be paid from the plan or from the Registrant Subsidiary's assets. The payments include the participants' contributions to the plan for their share of the cost. In November 2012, changes to the retiree medical coverage were announced. Effective for retirements after December 2012, contributions to retiree medical coverage will be capped reducing exposure to future medical cost inflation. Effective for employees hired after December 2013, retiree medical coverage will not be provided. In December 2011, the prescription drug plan was amended for certain participants. The impact of the changes is reflected in the Benefit Plan Obligation tables as plan amendments. Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results. The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2013	$45,750	$36,365	$72,470	$20,560	$21,004
2014	47,455	36,958	73,771	21,772	22,223
2015	46,625	38,694	73,945	22,310	22,352
2016	47,604	39,469	75,347	22,297	22,278
2017	48,367	40,350	75,575	22,347	23,162
Years 2018 to 2022, in Total	245,312	213,444	370,934	110,866	114,257

Other Postretirement Benefit Plans:
Benefit Payments	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2013	$26,427	$17,092	$34,561	$7,821	$8,143
2014	27,549	17,999	35,532	8,169	8,748
2015	28,553	19,150	36,755	8,676	9,233
2016	29,738	20,468	38,435	9,239	9,879
2017	30,834	21,549	39,543	9,712	10,582
Years 2018 to 2022, in Total	172,977	127,047	224,357	56,882	64,145

Other Postretirement Benefit Plans:
Medicare Subsidy Receipts	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2013	$243	$25	$41	$-	$-
2014	257	24	47	-	-
2015	269	23	58	-	-
2016	278	23	65	-	-
2017	283	22	76	-	-
Years 2018 to 2022, in Total	1,452	97	599	-	-

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost by Registrant Subsidiary for the years ended December 31, 2012, 2011 and 2010:

				Other Postretirement
I&M	Pension Plans			Benefit Plans
	Years Ended December 31,
	2012	2011	2010	2012	2011	2010
	(in thousands)
Service Cost	$9,908	$9,447	$15,284	$6,621	$6,119	$6,750
Interest Cost	26,245	27,726	29,085	12,785	13,610	14,164
Expected Return on Plan Assets	(37,566)	(36,856)	(35,040)	(12,847)	(13,886)	(13,397)
Amortization of Transition Obligation	-	-	-	132	188	2,814
Amortization of Prior Service Cost (Credit)	407	744	744	(2,383)	(237)	-
Amortization of Net Actuarial Loss	17,569	14,144	10,065	7,050	3,566	3,526
Net Periodic Benefit Cost	16,563	15,205	20,138	11,358	9,360	13,857
Capitalized Portion	(3,114)	(3,163)	(4,028)	(2,135)	(1,947)	(2,771)
Net Periodic Benefit Cost Recognized as
Expense	$13,449	$12,042	$16,110	$9,223	$7,413	$11,086

Estimated amounts expected to be amortized to net periodic benefit costs (credits) and the impact on each Registrant Subsidiary's balance sheet during 2013 are shown in the following tables:

	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plan - Components	(in thousands)
Net Actuarial Loss	$24,305	$20,939	$36,137	$9,464	$9,662
Prior Service Cost	198	195	283	297	350
Total Estimated 2013 Amortization	$24,503	$21,134	$36,420	$9,761	$10,012

Pension Plans -
Expected to be Recorded as
Regulatory Asset	$24,367	$19,852	$19,387	$9,761	$10,012
Deferred Income Taxes	48	449	5,962	-	-
Net of Tax AOCI	88	833	11,071	-	-
Total	$24,503	$21,134	$36,420	$9,761	$10,012

	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans -	(in thousands)
Components
Net Actuarial Loss	$12,114	$7,624	$16,198	$3,480	$3,838
Prior Service Credit	(10,050)	(9,421)	(12,922)	(4,290)	(5,155)
Total Estimated 2013 Amortization	$2,064	$(1,797)	$3,276	$(810)	$(1,317)

Other Postretirement Benefit Plans - Expected to be Recorded as
Regulatory Asset	$99	$(1,767)	$599	$(810)	$(899)
Deferred Income Taxes	688	(10)	937	-	(146)
Net of Tax AOCI	1,277	(20)	1,740	-	(272)
Total	$2,064	$(1,797)	$3,276	$(810)	$(1,317)

American Electric Power System Retirement Savings Plans

The Registrant Subsidiaries participate in an AEP sponsored defined contribution retirement savings plan, the American Electric Power System Retirement Savings Plan, for substantially all employees who are not members of the United Mine Workers of America (UMWA). This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions. The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant Subsidiary for the years ended December 31, 2012, 2011 and 2010:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$7,579	$7,432	$7,284
I&M	9,706	9,541	8,969
OPCo	10,798	10,166	9,706
PSO	3,732	3,626	3,505
SWEPCo	4,890	4,438	3,866

UMWA Benefits

APCo, I&M and OPCo provide UMWA pension, health and welfare benefits for certain unionized mining employees, retirees and their survivors who meet eligibility requirements. UMWA trustees make final interpretive determinations with regard to all benefits. The pension benefits are administered by UMWA trustees and contributions are made to their trust funds. APCo, I&M and OPCo administer the health and welfare benefits and pay them from their general assets.

The UMWA pension benefits are administered through a multiemployer plan that is different from single-employer plans as an employer's contributions may be used to provide benefits to employees of other participating employers. Required contributions not made by an employer may result in other employers bearing the unfunded plan obligations, while a withdrawing employer may be subject to a withdrawal liability. UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 002), which under the Pension Protection Act of 2006 (PPA) was in Seriously Endangered Status for the plan years ending June 30, 2012 and 2011, without utilization of extended amortization provisions. The Plan adopted a funding improvement plan in May 2012, as required under the PPA. Contributions in 2012, 2011 and 2010 were made under a collective bargaining agreement that is scheduled to expire December 31, 2013, were immaterial and represent less than 5% of the total contributions in the plan's latest annual report for the years ended June 30, 2012, 2011 and 2010. The contributions did not include a surcharge. There are no minimum contributions for future years.

Ohio Power Co [Member]
Benefit Plans

6. BENEFIT PLANS

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Investments Held in Trust for Future Liabilities” and “Fair Value Measurements of Assets and Liabilities” sections of Note 1.

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans. Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide health and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries' participation in AEP's benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same. This section details the assumptions that apply to all Registrant Subsidiaries and the rate of compensation increase for each subsidiary.

The Registrant Subsidiaries recognize the funded status associated with defined benefit pension and OPEB plans in their balance sheets. Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance. The Registrant Subsidiaries recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. The Registrant Subsidiaries record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery. The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of the Registrant Subsidiaries' benefit obligations are shown in the following tables:

			Other Postretirement
	Pension Plans		Benefit Plans
Assumption	2012	2011	2012	2011
Discount Rate	3.95%	4.55%	3.95%	4.75%

	Pension Plans
Assumption - Rate of Compensation Increase (a)	2012	2011
APCo	4.70%	4.65%
I&M	5.00%	4.90%
OPCo	5.00%	4.95%
PSO	4.90%	4.85%
SWEPCo	4.75%	4.70%

(a)       Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans. A hypothetical portfolio of high quality corporate bonds is constructed with cash flows matching the benefit plan liability. The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan. The discount rate is the same for each Registrant Subsidiary.

For 2012, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 11.5% per year, with the average increase shown in the table above. The compensation increase rates reflect variations in each Registrant Subsidiary's population participating in the pension plan.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of each Registrant Subsidiary's benefit costs are shown in the following tables:

				Other Postretirement
	Pension Plans			Benefit Plans
Assumptions	2012	2011	2010	2012	2011	2010
Discount Rate	4.55%	5.05%	5.60%	4.75%	5.25%	5.85%
Expected Return on Plan Assets	7.25%	7.75%	8.00%	7.25%	7.50%	8.00%

	Pension Plans
Assumption - Rate of Compensation Increase	2012	2011	2010
APCo	4.70%	4.65%	4.35%
I&M	5.00%	4.90%	4.55%
OPCo	5.00%	4.95%	4.70%
PSO	4.90%	4.85%	4.60%
SWEPCo	4.75%	4.70%	4.45%

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth. The expected return on plan assets is the same for each Registrant Subsidiary.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2012	2011
Initial	7.00%	7.50%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2016

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans. A 1% change in assumed health care cost trend rates would have the following effects:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Effect on Total Service and Interest Cost
Components of Net Periodic Postretirement
Health Care Benefit Cost:
1% Increase	$3,845	$3,017	$5,347	$1,336	$1,547
1% Decrease	(3,029)	(2,390)	(4,206)	(1,059)	(1,227)

Effect on the Health Care Component of the
Accumulated Postretirement Benefit
Obligation:
1% Increase	$26,416	$12,592	$34,018	$5,447	$6,008
1% Decrease	(20,173)	(9,529)	(25,950)	(4,113)	(4,537)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets. The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits. The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment. Management monitors the plans to control security diversification and ensure compliance with the investment policy. As of December 31, 2012, the assets were invested in compliance with all investment limits. See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2012 and 2011

The following tables provide a reconciliation of the changes in the plans' benefit obligations, fair value of plan assets and funded status as of December 31. The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

OPCo			Other Postretirement
	Pension Plans		Benefit Plans
	2012	2011	2012	2011
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1	$1,020,890	$984,089	$519,892	$506,255
Service Cost	11,003	10,230	8,748	7,827
Interest Cost	45,194	48,350	24,189	25,497
Actuarial Loss	63,571	42,693	42,013	49,132
Plan Amendment Prior Service Credit	-	-	(101,384)	(42,357)
Curtailment	-	-	-	605
Benefit Payments	(72,472)	(64,472)	(38,269)	(38,347)
Participant Contributions	-	-	8,545	8,828
Medicare Subsidy	-	-	2,556	2,452
Benefit Obligation as of December 31	$1,068,186	$1,020,890	$466,290	$519,892

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	$925,939	$799,281	$311,836	$333,198
Actual Gain (Loss) on Plan Assets	118,395	63,181	65,125	(6,589)
Company Contributions	43,253	127,949	19,064	14,746
Participant Contributions	-	-	8,545	8,828
Benefit Payments	(72,472)	(64,472)	(38,269)	(38,347)
Fair Value of Plan Assets as of December 31	$1,015,115	$925,939	$366,301	$311,836

Underfunded Status as of December 31	$(53,071)	$(94,951)	$(99,989)	$(208,056)

Amounts Recognized on the Registrant Subsidiaries' Balance Sheets as of December 31, 2012 and 2011

			Other Postretirement
	Pension Plans		Benefit Plans
	December 31,
OPCo	2012	2011	2012	2011
	(in thousands)
Other Current Liabilities - Accrued Short-term
Benefit Liability	$(64)	$(62)	$(986)	$(991)
Employee Benefits and Pension Obligations -
Accrued Long-term Benefit Liability	(53,007)	(94,889)	(99,003)	(207,065)
Underfunded Status	$(53,071)	$(94,951)	$(99,989)	$(208,056)

Amounts Included in AOCI and Regulatory Assets as of December 31, 2012 and 2011

			Other Postretirement
OPCo	Pension Plans		Benefit Plans
	December 31,
	2012	2011	2012	2011
Components	(in thousands)
Net Actuarial Loss	$500,318	$517,180	$216,350	$231,189
Prior Service Cost (Credit)	1,282	2,025	(142,253)	(44,742)
Transition Obligation	-	-	-	104

Recorded as
Regulatory Assets	$289,931	$305,240	$19,754	$84,472
Deferred Income Taxes	74,084	74,888	19,020	35,728
Net of Tax AOCI	137,585	139,077	35,323	66,351

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant Subsidiary during the years ended December 31, 2012 and 2011 are as follows:

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss (Gain) During the Year	$15,599	$12,905	$13,577	$(4,718)	$(3,373)
Amortization of Actuarial Loss	(20,339)	(17,569)	(30,439)	(8,206)	(8,330)
Amortization of Prior Service Credit (Cost)	(475)	(407)	(743)	948	793
Change for the Year Ended
December 31, 2012	$(5,215)	$(5,071)	$(17,605)	$(11,976)	$(10,910)

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$33,995	$21,372	$44,976	$8,712	$8,958
Amortization of Actuarial Loss	(16,570)	(14,144)	(24,828)	(6,757)	(6,759)
Amortization of Prior Service Credit (Cost)	(917)	(744)	(1,474)	950	795
Change for the Year Ended
December 31, 2011	$16,508	$6,484	$18,674	$2,905	$2,994

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss (Gain) During the Year	$3,084	$11,747	$(1,170)	$5,166	$11,341
Amortization of Actuarial Loss	(10,526)	(7,050)	(13,669)	(3,189)	(3,659)
Prior Service Credit	(80,528)	(78,851)	(101,384)	(35,971)	(47,309)
Amortization of Prior Service Credit	2,862	2,383	3,873	1,079	933
Amortization of Transition Obligation	(780)	(132)	(104)	-	-
Change for the Year Ended
December 31, 2012	$(85,888)	$(71,903)	$(112,454)	$(32,915)	$(38,694)

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$65,104	$46,321	$79,611	$22,147	$23,619
Amortization of Actuarial Loss	(5,839)	(3,566)	(7,298)	(1,553)	(1,785)
Prior Service Credit	(31,145)	(24,846)	(42,357)	(11,612)	(9,409)
Amortization of Prior Service Credit (Cost)	171	237	212	75	(258)
Amortization of Transition Obligation	(1,167)	(188)	(150)	-	-
Change for the Year Ended
December 31, 2011	$27,124	$17,958	$30,018	$9,057	$12,167

Pension and Other Postretirement Plans' Assets

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2012:

OPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$282,777	$-	$-	$-	$282,777	27.9%
International	107,391	-	-	-	107,391	10.5%
Real Estate Investment Trusts	19,576	-	-	-	19,576	1.9%
Common Collective Trust -
International	-	938	-	-	938	0.1%
Subtotal - Equities	409,744	938	-	-	410,682	40.4%

Fixed Income:
Common Collective Trust - Debt	-	6,858	-	-	6,858	0.7%
United States Government and
Agency Securities	-	154,630	-	-	154,630	15.2%
Corporate Debt	-	266,994	-	-	266,994	26.3%
Foreign Debt	-	42,938	-	-	42,938	4.2%
State and Local Government	-	9,506	-	-	9,506	0.9%
Other - Asset Backed	-	7,699	-	-	7,699	0.8%
Subtotal - Fixed Income	-	488,625	-	-	488,625	48.1%

Real Estate	-	-	47,464	-	47,464	4.7%

Alternative Investments	-	-	42,279	-	42,279	4.2%
Securities Lending	-	17,365	-	-	17,365	1.7%
Securities Lending Collateral (a)	-	-	-	(19,639)	(19,639)	(1.9)%

Cash and Cash Equivalents	-	27,185	-	-	27,185	2.7%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	1,154	1,154	0.1%

Total	$409,744	$534,113	$89,743	$(18,485)	$1,015,115	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy by Registrant Subsidiary for pension assets:

	Corporate	Real	Alternative	Total
OPCo	Debt	Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2012	$1,372	$35,148	$34,505	$71,025
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	6,515	2,220	8,735
Relating to Assets Sold During the Period	(483)	-	1,077	594
Purchases and Sales	(889)	5,801	4,477	9,389
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2012	$-	$47,464	$42,279	$89,743

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2012:

OPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$98,583	$-	$-	$-	$98,583	26.9%
International	117,867	-	-	-	117,867	32.2%
Subtotal - Equities	216,450	-	-	-	216,450	59.1%

Fixed Income:
Common Collective Trust - Debt	-	16,947	-	-	16,947	4.6%
United States Government and
Agency Securities	-	19,202	-	-	19,202	5.2%
Corporate Debt	-	36,166	-	-	36,166	9.9%
Foreign Debt	-	6,113	-	-	6,113	1.7%
State and Local Government	-	1,700	-	-	1,700	0.5%
Other - Asset Backed	-	2,296	-	-	2,296	0.6%
Subtotal - Fixed Income	-	82,424	-	-	82,424	22.5%

Trust Owned Life Insurance:
International Equities	-	12,038	-	-	12,038	3.3%
United States Bonds	-	37,980	-	-	37,980	10.3%

Cash and Cash Equivalents	14,499	2,664	-	-	17,163	4.7%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	246	246	0.1%

Total	$230,949	$135,106	$-	$246	$366,301	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2011:

OPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$313,034	$-	$-	$-	$313,034	33.8%
International	85,825	-	-	-	85,825	9.3%
Real Estate Investment Trusts	22,379	-	-	-	22,379	2.4%
Common Collective Trust -
International	-	27,641	-	-	27,641	3.0%
Subtotal - Equities	421,238	27,641	-	-	448,879	48.5%

Fixed Income:
Common Collective Trust - Debt	-	5,650	-	-	5,650	0.6%
United States Government and
Agency Securities	-	121,741	-	-	121,741	13.2%
Corporate Debt	-	211,883	1,372	-	213,255	23.0%
Foreign Debt	-	41,027	-	-	41,027	4.4%
State and Local Government	-	10,341	-	-	10,341	1.1%
Other - Asset Backed	-	5,595	-	-	5,595	0.6%
Subtotal - Fixed Income	-	396,237	1,372	-	397,609	42.9%

Real Estate	-	-	35,148	-	35,148	3.8%

Alternative Investments	-	-	34,505	-	34,505	3.7%
Securities Lending	-	46,217	-	-	46,217	5.0%
Securities Lending Collateral (a)	-	-	-	(50,739)	(50,739)	(5.5)%

Cash and Cash Equivalents	-	19,964	-	-	19,964	2.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	(5,644)	(5,644)	(0.6)%

Total	$421,238	$490,059	$71,025	$(56,383)	$925,939	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy for pension assets by Registrant Subsidiary:

	Corporate	Real	Alternative	Total
OPCo	Debt	Estate	Investments	Level 3
		(in thousands)
Balance as of January 1, 2011	$-	$17,239	$26,933	$44,172
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	4,985	2,167	7,152
Relating to Assets Sold During the Period	-	-	744	744
Purchases and Sales	-	12,924	4,661	17,585
Transfers into Level 3	1,372	-	-	1,372
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2011	$1,372	$35,148	$34,505	$71,025

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2011:

OPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$76,921	$-	$-	$-	$76,921	24.7%
International	84,133	-	-	-	84,133	27.0%
Common Collective Trust -
Global	-	21,934	-	-	21,934	7.0%
Subtotal - Equities	161,054	21,934	-	-	182,988	58.7%

Fixed Income:
Common Collective Trust - Debt	-	15,310	-	-	15,310	4.9%
United States Government and
Agency Securities	-	17,870	-	-	17,870	5.7%
Corporate Debt	-	33,652	-	-	33,652	10.8%
Foreign Debt	-	7,134	-	-	7,134	2.3%
State and Local Government	-	1,861	-	-	1,861	0.6%
Other - Asset Backed	-	424	-	-	424	0.1%
Subtotal - Fixed Income	-	76,251	-	-	76,251	24.4%

Trust Owned Life Insurance:
International Equities	-	10,225	-	-	10,225	3.3%
United States Bonds	-	34,910	-	-	34,910	11.2%

Cash and Cash Equivalents	3,718	5,180	-	-	8,898	2.9%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	(1,436)	(1,436)	(0.5)%

Total	$164,772	$148,500	$-	$(1,436)	$311,836	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility. This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur. Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return.

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$708,476	$603,448	$1,048,796	$269,738	$273,860
Nonqualified Pension Plans	191	200	796	1,287	1,098
Total as of December 31, 2012	$708,667	$603,648	$1,049,592	$271,025	$274,958

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$672,967	$569,855	$1,005,608	$269,230	$269,809
Nonqualified Pension Plans	234	168	821	1,368	1,223
Total as of December 31, 2011	$673,201	$570,023	$1,006,429	$270,598	$271,032

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans as of December 31, 2012 and 2011 were as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$718,460	$618,973	$1,068,186	$279,685	$1,098

Accumulated Benefit Obligation	$708,667	$603,648	$1,049,592	$271,025	$1,098
Fair Value of Plan Assets	621,570	552,026	1,015,115	264,823	-
Underfunded Accumulated Benefit
Obligation as of December 31, 2012	$(87,097)	$(51,622)	$(34,477)	$(6,202)	$(1,098)

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$681,450	$581,677	$1,020,890	$277,448	$277,594

Accumulated Benefit Obligation	$673,201	$570,023	$1,006,429	$270,598	$271,032
Fair Value of Plan Assets	570,756	503,926	925,939	245,769	255,861
Underfunded Accumulated Benefit
Obligation as of December 31, 2011	$(102,445)	$(66,097)	$(80,490)	$(24,829)	$(15,171)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits. For the qualified pension plan, additional discretionary contributions may also be made to maintain the funded status of the plan. For OPEB plans, expected payments include the payment of unfunded benefits. The following table provides the estimated contributions and payments by Registrant Subsidiary for 2013:

		Other Postretirement
Company	Pension Plans	Benefit Plans
	(in thousands)
APCo	$11,883	$3,079
I&M	14,867	315
OPCo	8,965	1,027
PSO	6,089	-
SWEPCo	11,345	-

The tables below reflect the total benefits expected to be paid from the plan or from the Registrant Subsidiary's assets. The payments include the participants' contributions to the plan for their share of the cost. In November 2012, changes to the retiree medical coverage were announced. Effective for retirements after December 2012, contributions to retiree medical coverage will be capped reducing exposure to future medical cost inflation. Effective for employees hired after December 2013, retiree medical coverage will not be provided. In December 2011, the prescription drug plan was amended for certain participants. The impact of the changes is reflected in the Benefit Plan Obligation tables as plan amendments. Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results. The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2013	$45,750	$36,365	$72,470	$20,560	$21,004
2014	47,455	36,958	73,771	21,772	22,223
2015	46,625	38,694	73,945	22,310	22,352
2016	47,604	39,469	75,347	22,297	22,278
2017	48,367	40,350	75,575	22,347	23,162
Years 2018 to 2022, in Total	245,312	213,444	370,934	110,866	114,257

Other Postretirement Benefit Plans:
Benefit Payments	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2013	$26,427	$17,092	$34,561	$7,821	$8,143
2014	27,549	17,999	35,532	8,169	8,748
2015	28,553	19,150	36,755	8,676	9,233
2016	29,738	20,468	38,435	9,239	9,879
2017	30,834	21,549	39,543	9,712	10,582
Years 2018 to 2022, in Total	172,977	127,047	224,357	56,882	64,145

Other Postretirement Benefit Plans:
Medicare Subsidy Receipts	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2013	$243	$25	$41	$-	$-
2014	257	24	47	-	-
2015	269	23	58	-	-
2016	278	23	65	-	-
2017	283	22	76	-	-
Years 2018 to 2022, in Total	1,452	97	599	-	-

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost by Registrant Subsidiary for the years ended December 31, 2012, 2011 and 2010:

				Other Postretirement
OPCo	Pension Plans			Benefit Plans
	Years Ended December 31,
	2012	2011	2010	2012	2011	2010
	(in thousands)
Service Cost	$11,003	$10,230	$17,254	$8,748	$7,827	$8,187
Interest Cost	45,194	48,350	51,900	24,189	25,497	26,498
Expected Return on Plan Assets	(68,401)	(65,464)	(69,077)	(22,555)	(24,514)	(24,092)
Curtailment	-	-	-	-	605	-
Amortization of Transition Obligation	-	-	-	104	150	6,642
Amortization of Prior Service Cost (Credit)	743	1,474	1,474	(3,873)	(212)	-
Amortization of Net Actuarial Loss	30,439	24,828	18,150	13,669	7,298	6,877
Net Periodic Benefit Cost	18,978	19,418	19,701	20,282	16,651	24,112
Capitalized Portion	(7,060)	(6,932)	(6,843)	(7,545)	(5,944)	(8,334)
Net Periodic Benefit Cost Recognized as
Expense	$11,918	$12,486	$12,858	$12,737	$10,707	$15,778

Estimated amounts expected to be amortized to net periodic benefit costs (credits) and the impact on each Registrant Subsidiary's balance sheet during 2013 are shown in the following tables:

	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plan - Components	(in thousands)
Net Actuarial Loss	$24,305	$20,939	$36,137	$9,464	$9,662
Prior Service Cost	198	195	283	297	350
Total Estimated 2013 Amortization	$24,503	$21,134	$36,420	$9,761	$10,012

Pension Plans -
Expected to be Recorded as
Regulatory Asset	$24,367	$19,852	$19,387	$9,761	$10,012
Deferred Income Taxes	48	449	5,962	-	-
Net of Tax AOCI	88	833	11,071	-	-
Total	$24,503	$21,134	$36,420	$9,761	$10,012

	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans -	(in thousands)
Components
Net Actuarial Loss	$12,114	$7,624	$16,198	$3,480	$3,838
Prior Service Credit	(10,050)	(9,421)	(12,922)	(4,290)	(5,155)
Total Estimated 2013 Amortization	$2,064	$(1,797)	$3,276	$(810)	$(1,317)

Other Postretirement Benefit Plans - Expected to be Recorded as
Regulatory Asset	$99	$(1,767)	$599	$(810)	$(899)
Deferred Income Taxes	688	(10)	937	-	(146)
Net of Tax AOCI	1,277	(20)	1,740	-	(272)
Total	$2,064	$(1,797)	$3,276	$(810)	$(1,317)

American Electric Power System Retirement Savings Plans

The Registrant Subsidiaries participate in an AEP sponsored defined contribution retirement savings plan, the American Electric Power System Retirement Savings Plan, for substantially all employees who are not members of the United Mine Workers of America (UMWA). This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions. The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant Subsidiary for the years ended December 31, 2012, 2011 and 2010:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$7,579	$7,432	$7,284
I&M	9,706	9,541	8,969
OPCo	10,798	10,166	9,706
PSO	3,732	3,626	3,505
SWEPCo	4,890	4,438	3,866

UMWA Benefits

APCo, I&M and OPCo provide UMWA pension, health and welfare benefits for certain unionized mining employees, retirees and their survivors who meet eligibility requirements. UMWA trustees make final interpretive determinations with regard to all benefits. The pension benefits are administered by UMWA trustees and contributions are made to their trust funds. APCo, I&M and OPCo administer the health and welfare benefits and pay them from their general assets.

The UMWA pension benefits are administered through a multiemployer plan that is different from single-employer plans as an employer's contributions may be used to provide benefits to employees of other participating employers. Required contributions not made by an employer may result in other employers bearing the unfunded plan obligations, while a withdrawing employer may be subject to a withdrawal liability. UMWA pension benefits are provided through the United Mine Workers of America 1974 Pension Plan (Employer Identification Number: 52-1050282, Plan Number 002), which under the Pension Protection Act of 2006 (PPA) was in Seriously Endangered Status for the plan years ending June 30, 2012 and 2011, without utilization of extended amortization provisions. The Plan adopted a funding improvement plan in May 2012, as required under the PPA. Contributions in 2012, 2011 and 2010 were made under a collective bargaining agreement that is scheduled to expire December 31, 2013, were immaterial and represent less than 5% of the total contributions in the plan's latest annual report for the years ended June 30, 2012, 2011 and 2010. The contributions did not include a surcharge. There are no minimum contributions for future years.

Public Service Co of Oklahoma [Member]
Benefit Plans

6. BENEFIT PLANS

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Investments Held in Trust for Future Liabilities” and “Fair Value Measurements of Assets and Liabilities” sections of Note 1.

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans. Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide health and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries' participation in AEP's benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same. This section details the assumptions that apply to all Registrant Subsidiaries and the rate of compensation increase for each subsidiary.

The Registrant Subsidiaries recognize the funded status associated with defined benefit pension and OPEB plans in their balance sheets. Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance. The Registrant Subsidiaries recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. The Registrant Subsidiaries record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery. The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of the Registrant Subsidiaries' benefit obligations are shown in the following tables:

			Other Postretirement
	Pension Plans		Benefit Plans
Assumption	2012	2011	2012	2011
Discount Rate	3.95%	4.55%	3.95%	4.75%

	Pension Plans
Assumption - Rate of Compensation Increase (a)	2012	2011
APCo	4.70%	4.65%
I&M	5.00%	4.90%
OPCo	5.00%	4.95%
PSO	4.90%	4.85%
SWEPCo	4.75%	4.70%

(a)       Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans. A hypothetical portfolio of high quality corporate bonds is constructed with cash flows matching the benefit plan liability. The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan. The discount rate is the same for each Registrant Subsidiary.

For 2012, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 11.5% per year, with the average increase shown in the table above. The compensation increase rates reflect variations in each Registrant Subsidiary's population participating in the pension plan.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of each Registrant Subsidiary's benefit costs are shown in the following tables:

				Other Postretirement
	Pension Plans			Benefit Plans
Assumptions	2012	2011	2010	2012	2011	2010
Discount Rate	4.55%	5.05%	5.60%	4.75%	5.25%	5.85%
Expected Return on Plan Assets	7.25%	7.75%	8.00%	7.25%	7.50%	8.00%

	Pension Plans
Assumption - Rate of Compensation Increase	2012	2011	2010
APCo	4.70%	4.65%	4.35%
I&M	5.00%	4.90%	4.55%
OPCo	5.00%	4.95%	4.70%
PSO	4.90%	4.85%	4.60%
SWEPCo	4.75%	4.70%	4.45%

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth. The expected return on plan assets is the same for each Registrant Subsidiary.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2012	2011
Initial	7.00%	7.50%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2016

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans. A 1% change in assumed health care cost trend rates would have the following effects:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Effect on Total Service and Interest Cost
Components of Net Periodic Postretirement
Health Care Benefit Cost:
1% Increase	$3,845	$3,017	$5,347	$1,336	$1,547
1% Decrease	(3,029)	(2,390)	(4,206)	(1,059)	(1,227)

Effect on the Health Care Component of the
Accumulated Postretirement Benefit
Obligation:
1% Increase	$26,416	$12,592	$34,018	$5,447	$6,008
1% Decrease	(20,173)	(9,529)	(25,950)	(4,113)	(4,537)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets. The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits. The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment. Management monitors the plans to control security diversification and ensure compliance with the investment policy. As of December 31, 2012, the assets were invested in compliance with all investment limits. See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2012 and 2011

The following tables provide a reconciliation of the changes in the plans' benefit obligations, fair value of plan assets and funded status as of December 31. The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

PSO			Other Postretirement
	Pension Plans		Benefit Plans
	2012	2011	2012	2011
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1	$277,448	$268,180	$125,164	$116,935
Service Cost	5,951	5,760	2,836	2,621
Interest Cost	12,301	13,285	5,797	6,046
Actuarial Loss	6,128	7,679	7,511	16,705
Plan Amendment Prior Service Credit	-	-	(35,971)	(11,612)
Benefit Payments	(22,143)	(17,456)	(8,363)	(8,110)
Participant Contributions	-	-	2,024	1,926
Medicare Subsidy	-	-	682	653
Benefit Obligation as of December 31	$279,685	$277,448	$99,680	$125,164

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	$245,769	$213,576	$83,090	$83,917
Actual Gain on Plan Assets	28,861	16,430	8,089	646
Company Contributions	12,336	33,219	5,681	4,711
Participant Contributions	-	-	2,024	1,926
Benefit Payments	(22,143)	(17,456)	(8,363)	(8,110)
Fair Value of Plan Assets as of December 31	$264,823	$245,769	$90,521	$83,090

Underfunded Status as of December 31	$(14,862)	$(31,679)	$(9,159)	$(42,074)

Amounts Recognized on the Registrant Subsidiaries' Balance Sheets as of December 31, 2012 and 2011

			Other Postretirement
	Pension Plans		Benefit Plans
	December 31,
PSO	2012	2011	2012	2011
	(in thousands)
Other Current Liabilities - Accrued Short-term
Benefit Liability	$(89)	$(88)	$-	$-
Employee Benefits and Pension Obligations -
Accrued Long-term Benefit Liability	(14,773)	(31,591)	(9,159)	(42,074)
Underfunded Status	$(14,862)	$(31,679)	$(9,159)	$(42,074)

Amounts Included in AOCI and Regulatory Assets as of December 31, 2012 and 2011

			Other Postretirement
PSO	Pension Plans		Benefit Plans
	December 31,
	2012	2011	2012	2011
Components	(in thousands)
Net Actuarial Loss	$123,132	$136,056	$56,493	$54,516
Prior Service Cost (Credit)	1,129	181	(47,350)	(12,458)

Recorded as
Regulatory Assets	$124,261	$136,237	$9,143	$42,058

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant Subsidiary during the years ended December 31, 2012 and 2011 are as follows:

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss (Gain) During the Year	$15,599	$12,905	$13,577	$(4,718)	$(3,373)
Amortization of Actuarial Loss	(20,339)	(17,569)	(30,439)	(8,206)	(8,330)
Amortization of Prior Service Credit (Cost)	(475)	(407)	(743)	948	793
Change for the Year Ended
December 31, 2012	$(5,215)	$(5,071)	$(17,605)	$(11,976)	$(10,910)

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$33,995	$21,372	$44,976	$8,712	$8,958
Amortization of Actuarial Loss	(16,570)	(14,144)	(24,828)	(6,757)	(6,759)
Amortization of Prior Service Credit (Cost)	(917)	(744)	(1,474)	950	795
Change for the Year Ended
December 31, 2011	$16,508	$6,484	$18,674	$2,905	$2,994

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss (Gain) During the Year	$3,084	$11,747	$(1,170)	$5,166	$11,341
Amortization of Actuarial Loss	(10,526)	(7,050)	(13,669)	(3,189)	(3,659)
Prior Service Credit	(80,528)	(78,851)	(101,384)	(35,971)	(47,309)
Amortization of Prior Service Credit	2,862	2,383	3,873	1,079	933
Amortization of Transition Obligation	(780)	(132)	(104)	-	-
Change for the Year Ended
December 31, 2012	$(85,888)	$(71,903)	$(112,454)	$(32,915)	$(38,694)

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$65,104	$46,321	$79,611	$22,147	$23,619
Amortization of Actuarial Loss	(5,839)	(3,566)	(7,298)	(1,553)	(1,785)
Prior Service Credit	(31,145)	(24,846)	(42,357)	(11,612)	(9,409)
Amortization of Prior Service Credit (Cost)	171	237	212	75	(258)
Amortization of Transition Obligation	(1,167)	(188)	(150)	-	-
Change for the Year Ended
December 31, 2011	$27,124	$17,958	$30,018	$9,057	$12,167

Pension and Other Postretirement Plans' Assets

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2012:

PSO
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$73,770	$-	$-	$-	$73,770	27.9%
International	28,016	-	-	-	28,016	10.5%
Real Estate Investment Trusts	5,107	-	-	-	5,107	1.9%
Common Collective Trust -
International	-	245	-	-	245	0.1%
Subtotal - Equities	106,893	245	-	-	107,138	40.4%

Fixed Income:
Common Collective Trust - Debt	-	1,789	-	-	1,789	0.7%
United States Government and
Agency Securities	-	40,340	-	-	40,340	15.2%
Corporate Debt	-	69,653	-	-	69,653	26.3%
Foreign Debt	-	11,202	-	-	11,202	4.2%
State and Local Government	-	2,480	-	-	2,480	0.9%
Other - Asset Backed	-	2,009	-	-	2,009	0.8%
Subtotal - Fixed Income	-	127,473	-	-	127,473	48.1%

Real Estate	-	-	12,382	-	12,382	4.7%

Alternative Investments	-	-	11,030	-	11,030	4.2%
Securities Lending	-	4,530	-	-	4,530	1.7%
Securities Lending Collateral (a)	-	-	-	(5,123)	(5,123)	(1.9)%

Cash and Cash Equivalents	-	7,092	-	-	7,092	2.7%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	301	301	0.1%

Total	$106,893	$139,340	$23,412	$(4,822)	$264,823	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy by Registrant Subsidiary for pension assets:

	Corporate	Real	Alternative	Total
PSO	Debt	Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2012	$364	$9,329	$9,159	$18,852
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	1,615	534	2,149
Relating to Assets Sold During the Period	(128)	-	259	131
Purchases and Sales	(236)	1,438	1,078	2,280
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2012	$-	$12,382	$11,030	$23,412

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2012:

PSO
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$24,362	$-	$-	$-	$24,362	26.9%
International	29,128	-	-	-	29,128	32.2%
Subtotal - Equities	53,490	-	-	-	53,490	59.1%

Fixed Income:
Common Collective Trust - Debt	-	4,188	-	-	4,188	4.6%
United States Government and
Agency Securities	-	4,745	-	-	4,745	5.2%
Corporate Debt	-	8,937	-	-	8,937	9.9%
Foreign Debt	-	1,511	-	-	1,511	1.7%
State and Local Government	-	420	-	-	420	0.5%
Other - Asset Backed	-	567	-	-	567	0.6%
Subtotal - Fixed Income	-	20,368	-	-	20,368	22.5%

Trust Owned Life Insurance:
International Equities	-	2,975	-	-	2,975	3.3%
United States Bonds	-	9,386	-	-	9,386	10.3%

Cash and Cash Equivalents	3,583	658	-	-	4,241	4.7%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	61	61	0.1%

Total	$57,073	$33,387	$-	$61	$90,521	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2011:

PSO
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$83,086	$-	$-	$-	$83,086	33.8%
International	22,781	-	-	-	22,781	9.3%
Real Estate Investment Trusts	5,940	-	-	-	5,940	2.4%
Common Collective Trust -
International	-	7,337	-	-	7,337	3.0%
Subtotal - Equities	111,807	7,337	-	-	119,144	48.5%

Fixed Income:
Common Collective Trust - Debt	-	1,500	-	-	1,500	0.6%
United States Government and
Agency Securities	-	32,313	-	-	32,313	13.2%
Corporate Debt	-	56,239	364	-	56,603	23.0%
Foreign Debt	-	10,890	-	-	10,890	4.4%
State and Local Government	-	2,745	-	-	2,745	1.1%
Other - Asset Backed	-	1,485	-	-	1,485	0.6%
Subtotal - Fixed Income	-	105,172	364	-	105,536	42.9%

Real Estate	-	-	9,329	-	9,329	3.8%

Alternative Investments	-	-	9,159	-	9,159	3.7%
Securities Lending	-	12,267	-	-	12,267	5.0%
Securities Lending Collateral (a)	-	-	-	(13,467)	(13,467)	(5.5)%

Cash and Cash Equivalents	-	5,299	-	-	5,299	2.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	(1,498)	(1,498)	(0.6)%

Total	$111,807	$130,075	$18,852	$(14,965)	$245,769	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy for pension assets by Registrant Subsidiary:

	Corporate	Real	Alternative	Total
PSO	Debt	Estate	Investments	Level 3
		(in thousands)
Balance as of January 1, 2011	$-	$4,606	$7,197	$11,803
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	1,314	561	1,875
Relating to Assets Sold During the Period	-	-	193	193
Purchases and Sales	-	3,409	1,208	4,617
Transfers into Level 3	364	-	-	364
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2011	$364	$9,329	$9,159	$18,852

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2011:

PSO
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$20,497	$-	$-	$-	$20,497	24.7%
International	22,417	-	-	-	22,417	27.0%
Common Collective Trust -
Global	-	5,844	-	-	5,844	7.0%
Subtotal - Equities	42,914	5,844	-	-	48,758	58.7%

Fixed Income:
Common Collective Trust - Debt	-	4,079	-	-	4,079	4.9%
United States Government and
Agency Securities	-	4,762	-	-	4,762	5.7%
Corporate Debt	-	8,967	-	-	8,967	10.8%
Foreign Debt	-	1,901	-	-	1,901	2.3%
State and Local Government	-	496	-	-	496	0.6%
Other - Asset Backed	-	113	-	-	113	0.1%
Subtotal - Fixed Income	-	20,318	-	-	20,318	24.4%

Trust Owned Life Insurance:
International Equities	-	2,724	-	-	2,724	3.3%
United States Bonds	-	9,302	-	-	9,302	11.2%

Cash and Cash Equivalents	991	1,380	-	-	2,371	2.9%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	(383)	(383)	(0.5)%

Total	$43,905	$39,568	$-	$(383)	$83,090	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility. This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur. Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return.

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$708,476	$603,448	$1,048,796	$269,738	$273,860
Nonqualified Pension Plans	191	200	796	1,287	1,098
Total as of December 31, 2012	$708,667	$603,648	$1,049,592	$271,025	$274,958

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$672,967	$569,855	$1,005,608	$269,230	$269,809
Nonqualified Pension Plans	234	168	821	1,368	1,223
Total as of December 31, 2011	$673,201	$570,023	$1,006,429	$270,598	$271,032

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans as of December 31, 2012 and 2011 were as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$718,460	$618,973	$1,068,186	$279,685	$1,098

Accumulated Benefit Obligation	$708,667	$603,648	$1,049,592	$271,025	$1,098
Fair Value of Plan Assets	621,570	552,026	1,015,115	264,823	-
Underfunded Accumulated Benefit
Obligation as of December 31, 2012	$(87,097)	$(51,622)	$(34,477)	$(6,202)	$(1,098)

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$681,450	$581,677	$1,020,890	$277,448	$277,594

Accumulated Benefit Obligation	$673,201	$570,023	$1,006,429	$270,598	$271,032
Fair Value of Plan Assets	570,756	503,926	925,939	245,769	255,861
Underfunded Accumulated Benefit
Obligation as of December 31, 2011	$(102,445)	$(66,097)	$(80,490)	$(24,829)	$(15,171)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits. For the qualified pension plan, additional discretionary contributions may also be made to maintain the funded status of the plan. For OPEB plans, expected payments include the payment of unfunded benefits. The following table provides the estimated contributions and payments by Registrant Subsidiary for 2013:

		Other Postretirement
Company	Pension Plans	Benefit Plans
	(in thousands)
APCo	$11,883	$3,079
I&M	14,867	315
OPCo	8,965	1,027
PSO	6,089	-
SWEPCo	11,345	-

The tables below reflect the total benefits expected to be paid from the plan or from the Registrant Subsidiary's assets. The payments include the participants' contributions to the plan for their share of the cost. In November 2012, changes to the retiree medical coverage were announced. Effective for retirements after December 2012, contributions to retiree medical coverage will be capped reducing exposure to future medical cost inflation. Effective for employees hired after December 2013, retiree medical coverage will not be provided. In December 2011, the prescription drug plan was amended for certain participants. The impact of the changes is reflected in the Benefit Plan Obligation tables as plan amendments. Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results. The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2013	$45,750	$36,365	$72,470	$20,560	$21,004
2014	47,455	36,958	73,771	21,772	22,223
2015	46,625	38,694	73,945	22,310	22,352
2016	47,604	39,469	75,347	22,297	22,278
2017	48,367	40,350	75,575	22,347	23,162
Years 2018 to 2022, in Total	245,312	213,444	370,934	110,866	114,257

Other Postretirement Benefit Plans:
Benefit Payments	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2013	$26,427	$17,092	$34,561	$7,821	$8,143
2014	27,549	17,999	35,532	8,169	8,748
2015	28,553	19,150	36,755	8,676	9,233
2016	29,738	20,468	38,435	9,239	9,879
2017	30,834	21,549	39,543	9,712	10,582
Years 2018 to 2022, in Total	172,977	127,047	224,357	56,882	64,145

Other Postretirement Benefit Plans:
Medicare Subsidy Receipts	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2013	$243	$25	$41	$-	$-
2014	257	24	47	-	-
2015	269	23	58	-	-
2016	278	23	65	-	-
2017	283	22	76	-	-
Years 2018 to 2022, in Total	1,452	97	599	-	-

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost by Registrant Subsidiary for the years ended December 31, 2012, 2011 and 2010:

				Other Postretirement
PSO	Pension Plans			Benefit Plans
	Years Ended December 31,
	2012	2011	2010	2012	2011	2010
	(in thousands)
Service Cost	$5,951	$5,760	$6,052	$2,836	$2,621	$2,815
Interest Cost	12,301	13,285	14,888	5,797	6,046	6,360
Expected Return on Plan Assets	(18,015)	(17,464)	(19,739)	(5,922)	(6,264)	(6,110)
Amortization of Transition Obligation	-	-	-	-	-	2,805
Amortization of Prior Service Credit	(948)	(950)	(950)	(1,079)	(75)	-
Amortization of Net Actuarial Loss	8,206	6,757	5,188	3,189	1,553	1,573
Net Periodic Benefit Cost	7,495	7,388	5,439	4,821	3,881	7,443
Capitalized Portion	(2,533)	(2,379)	(1,806)	(1,629)	(1,249)	(2,471)
Net Periodic Benefit Cost Recognized as
Expense	$4,962	$5,009	$3,633	$3,192	$2,632	$4,972

Estimated amounts expected to be amortized to net periodic benefit costs (credits) and the impact on each Registrant Subsidiary's balance sheet during 2013 are shown in the following tables:

	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plan - Components	(in thousands)
Net Actuarial Loss	$24,305	$20,939	$36,137	$9,464	$9,662
Prior Service Cost	198	195	283	297	350
Total Estimated 2013 Amortization	$24,503	$21,134	$36,420	$9,761	$10,012

Pension Plans -
Expected to be Recorded as
Regulatory Asset	$24,367	$19,852	$19,387	$9,761	$10,012
Deferred Income Taxes	48	449	5,962	-	-
Net of Tax AOCI	88	833	11,071	-	-
Total	$24,503	$21,134	$36,420	$9,761	$10,012

	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans -	(in thousands)
Components
Net Actuarial Loss	$12,114	$7,624	$16,198	$3,480	$3,838
Prior Service Credit	(10,050)	(9,421)	(12,922)	(4,290)	(5,155)
Total Estimated 2013 Amortization	$2,064	$(1,797)	$3,276	$(810)	$(1,317)

Other Postretirement Benefit Plans - Expected to be Recorded as
Regulatory Asset	$99	$(1,767)	$599	$(810)	$(899)
Deferred Income Taxes	688	(10)	937	-	(146)
Net of Tax AOCI	1,277	(20)	1,740	-	(272)
Total	$2,064	$(1,797)	$3,276	$(810)	$(1,317)

American Electric Power System Retirement Savings Plans

The Registrant Subsidiaries participate in an AEP sponsored defined contribution retirement savings plan, the American Electric Power System Retirement Savings Plan, for substantially all employees who are not members of the United Mine Workers of America (UMWA). This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions. The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant Subsidiary for the years ended December 31, 2012, 2011 and 2010:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$7,579	$7,432	$7,284
I&M	9,706	9,541	8,969
OPCo	10,798	10,166	9,706
PSO	3,732	3,626	3,505
SWEPCo	4,890	4,438	3,866

Southwestern Electric Power Co [Member]
Benefit Plans

6. BENEFIT PLANS

For a discussion of investment strategy, investment limitations, target asset allocations and the classification of investments within the fair value hierarchy, see “Investments Held in Trust for Future Liabilities” and “Fair Value Measurements of Assets and Liabilities” sections of Note 1.

The Registrant Subsidiaries participate in an AEP sponsored qualified pension plan and two unfunded nonqualified pension plans. Substantially all employees are covered by the qualified plan or both the qualified and a nonqualified pension plan. The Registrant Subsidiaries also participate in OPEB plans sponsored by AEP to provide health and life insurance benefits for retired employees.

Due to the Registrant Subsidiaries' participation in AEP's benefits plans, the assumptions used by the actuary and the accounting for the plans by each subsidiary are the same. This section details the assumptions that apply to all Registrant Subsidiaries and the rate of compensation increase for each subsidiary.

The Registrant Subsidiaries recognize the funded status associated with defined benefit pension and OPEB plans in their balance sheets. Disclosures about the plans are required by the “Compensation – Retirement Benefits” accounting guidance. The Registrant Subsidiaries recognize an asset for a plan's overfunded status or a liability for a plan's underfunded status, and recognize, as a component of other comprehensive income, the changes in the funded status of the plan that arise during the year that are not recognized as a component of net periodic benefit cost. The Registrant Subsidiaries record a regulatory asset instead of other comprehensive income for qualifying benefit costs of regulated operations that for ratemaking purposes are deferred for future recovery. The cumulative funded status adjustment is equal to the remaining unrecognized deferrals for unamortized actuarial losses or gains, prior service costs and transition obligations, such that remaining deferred costs result in an AOCI equity reduction or regulatory asset and deferred gains result in an AOCI equity addition or regulatory liability.

Actuarial Assumptions for Benefit Obligations

The weighted-average assumptions as of December 31 of each year used in the measurement of the Registrant Subsidiaries' benefit obligations are shown in the following tables:

			Other Postretirement
	Pension Plans		Benefit Plans
Assumption	2012	2011	2012	2011
Discount Rate	3.95%	4.55%	3.95%	4.75%

	Pension Plans
Assumption - Rate of Compensation Increase (a)	2012	2011
APCo	4.70%	4.65%
I&M	5.00%	4.90%
OPCo	5.00%	4.95%
PSO	4.90%	4.85%
SWEPCo	4.75%	4.70%

(a)       Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

A duration-based method is used to determine the discount rate for the plans. A hypothetical portfolio of high quality corporate bonds is constructed with cash flows matching the benefit plan liability. The composite yield on the hypothetical bond portfolio is used as the discount rate for the plan. The discount rate is the same for each Registrant Subsidiary.

For 2012, the rate of compensation increase assumed varies with the age of the employee, ranging from 3.5% per year to 11.5% per year, with the average increase shown in the table above. The compensation increase rates reflect variations in each Registrant Subsidiary's population participating in the pension plan.

Actuarial Assumptions for Net Periodic Benefit Costs

The weighted-average assumptions as of January 1 of each year used in the measurement of each Registrant Subsidiary's benefit costs are shown in the following tables:

				Other Postretirement
	Pension Plans			Benefit Plans
Assumptions	2012	2011	2010	2012	2011	2010
Discount Rate	4.55%	5.05%	5.60%	4.75%	5.25%	5.85%
Expected Return on Plan Assets	7.25%	7.75%	8.00%	7.25%	7.50%	8.00%

	Pension Plans
Assumption - Rate of Compensation Increase	2012	2011	2010
APCo	4.70%	4.65%	4.35%
I&M	5.00%	4.90%	4.55%
OPCo	5.00%	4.95%	4.70%
PSO	4.90%	4.85%	4.60%
SWEPCo	4.75%	4.70%	4.45%

The expected return on plan assets was determined by evaluating historical returns, the current investment climate (yield on fixed income securities and other recent investment market indicators), rate of inflation and current prospects for economic growth. The expected return on plan assets is the same for each Registrant Subsidiary.

The health care trend rate assumptions as of January 1 of each year used for OPEB plans measurement purposes are shown below:

Health Care Trend Rates	2012	2011
Initial	7.00%	7.50%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2020	2016

Assumed health care cost trend rates have a significant effect on the amounts reported for the OPEB health care plans. A 1% change in assumed health care cost trend rates would have the following effects:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Effect on Total Service and Interest Cost
Components of Net Periodic Postretirement
Health Care Benefit Cost:
1% Increase	$3,845	$3,017	$5,347	$1,336	$1,547
1% Decrease	(3,029)	(2,390)	(4,206)	(1,059)	(1,227)

Effect on the Health Care Component of the
Accumulated Postretirement Benefit
Obligation:
1% Increase	$26,416	$12,592	$34,018	$5,447	$6,008
1% Decrease	(20,173)	(9,529)	(25,950)	(4,113)	(4,537)

Significant Concentrations of Risk within Plan Assets

In addition to establishing the target asset allocation of plan assets, the investment policy also places restrictions on securities to limit significant concentrations within plan assets. The investment policy establishes guidelines that govern maximum market exposure, security restrictions, prohibited asset classes, prohibited types of transactions, minimum credit quality, average portfolio credit quality, portfolio duration and concentration limits. The guidelines were established to mitigate the risk of loss due to significant concentrations in any investment. Management monitors the plans to control security diversification and ensure compliance with the investment policy. As of December 31, 2012, the assets were invested in compliance with all investment limits. See “Investments Held in Trust for Future Liabilities” section of Note 1 for limit details.

Benefit Plan Obligations, Plan Assets and Funded Status as of December 31, 2012 and 2011

The following tables provide a reconciliation of the changes in the plans' benefit obligations, fair value of plan assets and funded status as of December 31. The benefit obligation for the defined benefit pension and OPEB plans are the projected benefit obligation and the accumulated benefit obligation, respectively.

SWEPCo			Other Postretirement
	Pension Plans		Benefit Plans
	2012	2011	2012	2011
Change in Benefit Obligation	(in thousands)
Benefit Obligation as of January 1	$277,594	$267,206	$145,160	$129,726
Service Cost	7,099	6,573	3,324	3,029
Interest Cost	12,537	13,331	6,673	6,969
Actuarial Loss	9,752	7,861	7,885	24,547
Plan Amendment Prior Service Credit	-	-	(47,309)	(13,534)
Benefit Payments	(21,422)	(17,377)	(8,610)	(8,226)
Participant Contributions	-	-	2,189	2,041
Medicare Subsidy	-	-	636	608
Benefit Obligation as of December 31	$285,560	$277,594	$109,948	$145,160

Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1	$255,861	$224,618	$96,364	$93,097
Actual Gain on Plan Assets	31,992	17,283	3,143	3,797
Company Contributions	13,268	31,337	6,760	5,655
Participant Contributions	-	-	2,189	2,041
Benefit Payments	(21,422)	(17,377)	(8,610)	(8,226)
Fair Value of Plan Assets as of December 31	$279,699	$255,861	$99,846	$96,364

Underfunded Status as of December 31	$(5,861)	$(21,733)	$(10,102)	$(48,796)

Amounts Recognized on the Registrant Subsidiaries' Balance Sheets as of December 31, 2012 and 2011

			Other Postretirement
	Pension Plans		Benefit Plans
	December 31,
SWEPCo	2012	2011	2012	2011
	(in thousands)
Other Current Liabilities - Accrued Short-term
Benefit Liability	$(80)	$(78)	$-	$-
Employee Benefits and Pension Obligations -
Accrued Long-term Benefit Liability	(5,781)	(21,655)	(10,102)	(48,796)
Underfunded Status	$(5,861)	$(21,733)	$(10,102)	$(48,796)

Amounts Included in AOCI and Regulatory Assets as of December 31, 2012 and 2011

			Other Postretirement
SWEPCo	Pension Plans		Benefit Plans
	December 31,
	2012	2011	2012	2011
Components	(in thousands)
Net Actuarial Loss	$121,839	$133,542	$67,223	$59,541
Prior Service Cost (Credit)	1,353	560	(57,138)	(10,762)

Recorded as
Regulatory Assets	$123,192	$134,102	$6,528	$31,407
Deferred Income Taxes	-	-	1,246	6,081
Net of Tax AOCI	-	-	2,311	11,291

Components of the change in amounts included in AOCI and Regulatory Assets by Registrant Subsidiary during the years ended December 31, 2012 and 2011 are as follows:

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss (Gain) During the Year	$15,599	$12,905	$13,577	$(4,718)	$(3,373)
Amortization of Actuarial Loss	(20,339)	(17,569)	(30,439)	(8,206)	(8,330)
Amortization of Prior Service Credit (Cost)	(475)	(407)	(743)	948	793
Change for the Year Ended
December 31, 2012	$(5,215)	$(5,071)	$(17,605)	$(11,976)	$(10,910)

Pension Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$33,995	$21,372	$44,976	$8,712	$8,958
Amortization of Actuarial Loss	(16,570)	(14,144)	(24,828)	(6,757)	(6,759)
Amortization of Prior Service Credit (Cost)	(917)	(744)	(1,474)	950	795
Change for the Year Ended
December 31, 2011	$16,508	$6,484	$18,674	$2,905	$2,994

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss (Gain) During the Year	$3,084	$11,747	$(1,170)	$5,166	$11,341
Amortization of Actuarial Loss	(10,526)	(7,050)	(13,669)	(3,189)	(3,659)
Prior Service Credit	(80,528)	(78,851)	(101,384)	(35,971)	(47,309)
Amortization of Prior Service Credit	2,862	2,383	3,873	1,079	933
Amortization of Transition Obligation	(780)	(132)	(104)	-	-
Change for the Year Ended
December 31, 2012	$(85,888)	$(71,903)	$(112,454)	$(32,915)	$(38,694)

Other Postretirement Benefit Plans - Components	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Actuarial Loss During the Year	$65,104	$46,321	$79,611	$22,147	$23,619
Amortization of Actuarial Loss	(5,839)	(3,566)	(7,298)	(1,553)	(1,785)
Prior Service Credit	(31,145)	(24,846)	(42,357)	(11,612)	(9,409)
Amortization of Prior Service Credit (Cost)	171	237	212	75	(258)
Amortization of Transition Obligation	(1,167)	(188)	(150)	-	-
Change for the Year Ended
December 31, 2011	$27,124	$17,958	$30,018	$9,057	$12,167

Pension and Other Postretirement Plans' Assets

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2012:

SWEPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$77,915	$-	$-	$-	$77,915	27.9%
International	29,590	-	-	-	29,590	10.5%
Real Estate Investment Trusts	5,394	-	-	-	5,394	1.9%
Common Collective Trust -
International	-	258	-	-	258	0.1%
Subtotal - Equities	112,899	258	-	-	113,157	40.4%

Fixed Income:
Common Collective Trust - Debt	-	1,890	-	-	1,890	0.7%
United States Government and
Agency Securities	-	42,606	-	-	42,606	15.2%
Corporate Debt	-	73,566	-	-	73,566	26.3%
Foreign Debt	-	11,831	-	-	11,831	4.2%
State and Local Government	-	2,619	-	-	2,619	0.9%
Other - Asset Backed	-	2,121	-	-	2,121	0.8%
Subtotal - Fixed Income	-	134,633	-	-	134,633	48.1%

Real Estate	-	-	13,078	-	13,078	4.7%

Alternative Investments	-	-	11,649	-	11,649	4.2%
Securities Lending	-	4,785	-	-	4,785	1.7%
Securities Lending Collateral (a)	-	-	-	(5,411)	(5,411)	(1.9)%

Cash and Cash Equivalents	-	7,490	-	-	7,490	2.7%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	318	318	0.1%

Total	$112,899	$147,166	$24,727	$(5,093)	$279,699	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy by Registrant Subsidiary for pension assets:

	Corporate	Real	Alternative	Total
SWEPCo	Debt	Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2012	$379	$9,712	$9,535	$19,626
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	1,780	603	2,383
Relating to Assets Sold During the Period	(134)	-	293	159
Purchases and Sales	(245)	1,586	1,218	2,559
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2012	$-	$13,078	$11,649	$24,727

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2012:

SWEPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$26,874	$-	$-	$-	$26,874	26.9%
International	32,128	-	-	-	32,128	32.2%
Subtotal - Equities	59,002	-	-	-	59,002	59.1%

Fixed Income:
Common Collective Trust - Debt	-	4,619	-	-	4,619	4.6%
United States Government and
Agency Securities	-	5,234	-	-	5,234	5.2%
Corporate Debt	-	9,858	-	-	9,858	9.9%
Foreign Debt	-	1,666	-	-	1,666	1.7%
State and Local Government	-	463	-	-	463	0.5%
Other - Asset Backed	-	626	-	-	626	0.6%
Subtotal - Fixed Income	-	22,466	-	-	22,466	22.5%

Trust Owned Life Insurance:
International Equities	-	3,281	-	-	3,281	3.3%
United States Bonds	-	10,352	-	-	10,352	10.3%

Cash and Cash Equivalents	3,952	726	-	-	4,678	4.7%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	67	67	0.1%

Total	$62,954	$36,825	$-	$67	$99,846	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables present the classification of pension plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2011:

SWEPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$86,499	$-	$-	$-	$86,499	33.8%
International	23,716	-	-	-	23,716	9.3%
Real Estate Investment Trusts	6,184	-	-	-	6,184	2.4%
Common Collective Trust -
International	-	7,638	-	-	7,638	3.0%
Subtotal - Equities	116,399	7,638	-	-	124,037	48.5%

Fixed Income:
Common Collective Trust - Debt	-	1,561	-	-	1,561	0.6%
United States Government and
Agency Securities	-	33,640	-	-	33,640	13.2%
Corporate Debt	-	58,549	379	-	58,928	23.0%
Foreign Debt	-	11,337	-	-	11,337	4.4%
State and Local Government	-	2,857	-	-	2,857	1.1%
Other - Asset Backed	-	1,546	-	-	1,546	0.6%
Subtotal - Fixed Income	-	109,490	379	-	109,869	42.9%

Real Estate	-	-	9,712	-	9,712	3.8%

Alternative Investments	-	-	9,535	-	9,535	3.7%
Securities Lending	-	12,771	-	-	12,771	5.0%
Securities Lending Collateral (a)	-	-	-	(14,020)	(14,020)	(5.5)%

Cash and Cash Equivalents	-	5,517	-	-	5,517	2.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	(1,560)	(1,560)	(0.6)%

Total	$116,399	$135,416	$19,626	$(15,580)	$255,861	100.0%

(a)       Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

The following tables set forth a reconciliation of changes in the fair value of assets classified as Level 3 in the fair value hierarchy for pension assets by Registrant Subsidiary:

	Corporate	Real	Alternative	Total
SWEPCo	Debt	Estate	Investments	Level 3
	(in thousands)
Balance as of January 1, 2011	$-	$4,844	$7,569	$12,413
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	1,355	563	1,918
Relating to Assets Sold During the Period	-	-	194	194
Purchases and Sales	-	3,513	1,209	4,722
Transfers into Level 3	379	-	-	379
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2011	$379	$9,712	$9,535	$19,626

The following tables present the classification of OPEB plan assets within the fair value hierarchy by Registrant Subsidiary as of December 31, 2011:

SWEPCo
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation
	(in thousands)
Equities:
Domestic	$23,770	$-	$-	$-	$23,770	24.7%
International	25,999	-	-	-	25,999	27.0%
Common Collective Trust -
Global	-	6,778	-	-	6,778	7.0%
Subtotal - Equities	49,769	6,778	-	-	56,547	58.7%

Fixed Income:
Common Collective Trust - Debt	-	4,731	-	-	4,731	4.9%
United States Government and
Agency Securities	-	5,522	-	-	5,522	5.7%
Corporate Debt	-	10,399	-	-	10,399	10.8%
Foreign Debt	-	2,205	-	-	2,205	2.3%
State and Local Government	-	575	-	-	575	0.6%
Other - Asset Backed	-	131	-	-	131	0.1%
Subtotal - Fixed Income	-	23,563	-	-	23,563	24.4%

Trust Owned Life Insurance:
International Equities	-	3,160	-	-	3,160	3.3%
United States Bonds	-	10,788	-	-	10,788	11.2%

Cash and Cash Equivalents	1,149	1,601	-	-	2,750	2.9%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	(444)	(444)	(0.5)%

Total	$50,918	$45,890	$-	$(444)	$96,364	100.0%

(a)       Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Determination of Pension Expense

The determination of pension expense or income is based on a market-related valuation of assets which reduces year-to-year volatility. This market-related valuation recognizes investment gains or losses over a five-year period from the year in which they occur. Investment gains or losses for this purpose are the difference between the expected return calculated using the market-related value of assets and the actual return.

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$708,476	$603,448	$1,048,796	$269,738	$273,860
Nonqualified Pension Plans	191	200	796	1,287	1,098
Total as of December 31, 2012	$708,667	$603,648	$1,049,592	$271,025	$274,958

Accumulated Benefit Obligation	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Qualified Pension Plan	$672,967	$569,855	$1,005,608	$269,230	$269,809
Nonqualified Pension Plans	234	168	821	1,368	1,223
Total as of December 31, 2011	$673,201	$570,023	$1,006,429	$270,598	$271,032

For the underfunded pension plans that had an accumulated benefit obligation in excess of plan assets, the projected benefit obligation, accumulated benefit obligation and fair value of plan assets of these plans as of December 31, 2012 and 2011 were as follows:

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$718,460	$618,973	$1,068,186	$279,685	$1,098

Accumulated Benefit Obligation	$708,667	$603,648	$1,049,592	$271,025	$1,098
Fair Value of Plan Assets	621,570	552,026	1,015,115	264,823	-
Underfunded Accumulated Benefit
Obligation as of December 31, 2012	$(87,097)	$(51,622)	$(34,477)	$(6,202)	$(1,098)

	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Projected Benefit Obligation	$681,450	$581,677	$1,020,890	$277,448	$277,594

Accumulated Benefit Obligation	$673,201	$570,023	$1,006,429	$270,598	$271,032
Fair Value of Plan Assets	570,756	503,926	925,939	245,769	255,861
Underfunded Accumulated Benefit
Obligation as of December 31, 2011	$(102,445)	$(66,097)	$(80,490)	$(24,829)	$(15,171)

Estimated Future Benefit Payments and Contributions

The estimated pension benefit payments and contributions to the trust are at least the minimum amount required by the Employee Retirement Income Security Act plus payment of unfunded nonqualified benefits. For the qualified pension plan, additional discretionary contributions may also be made to maintain the funded status of the plan. For OPEB plans, expected payments include the payment of unfunded benefits. The following table provides the estimated contributions and payments by Registrant Subsidiary for 2013:

		Other Postretirement
Company	Pension Plans	Benefit Plans
	(in thousands)
APCo	$11,883	$3,079
I&M	14,867	315
OPCo	8,965	1,027
PSO	6,089	-
SWEPCo	11,345	-

The tables below reflect the total benefits expected to be paid from the plan or from the Registrant Subsidiary's assets. The payments include the participants' contributions to the plan for their share of the cost. In November 2012, changes to the retiree medical coverage were announced. Effective for retirements after December 2012, contributions to retiree medical coverage will be capped reducing exposure to future medical cost inflation. Effective for employees hired after December 2013, retiree medical coverage will not be provided. In December 2011, the prescription drug plan was amended for certain participants. The impact of the changes is reflected in the Benefit Plan Obligation tables as plan amendments. Future benefit payments are dependent on the number of employees retiring, whether the retiring employees elect to receive pension benefits as annuities or as lump sum distributions, future integration of the benefit plans with changes to Medicare and other legislation, future levels of interest rates and variances in actuarial results. The estimated payments for the pension benefits and OPEB are as follows:

Pension Plans	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2013	$45,750	$36,365	$72,470	$20,560	$21,004
2014	47,455	36,958	73,771	21,772	22,223
2015	46,625	38,694	73,945	22,310	22,352
2016	47,604	39,469	75,347	22,297	22,278
2017	48,367	40,350	75,575	22,347	23,162
Years 2018 to 2022, in Total	245,312	213,444	370,934	110,866	114,257

Other Postretirement Benefit Plans:
Benefit Payments	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2013	$26,427	$17,092	$34,561	$7,821	$8,143
2014	27,549	17,999	35,532	8,169	8,748
2015	28,553	19,150	36,755	8,676	9,233
2016	29,738	20,468	38,435	9,239	9,879
2017	30,834	21,549	39,543	9,712	10,582
Years 2018 to 2022, in Total	172,977	127,047	224,357	56,882	64,145

Other Postretirement Benefit Plans:
Medicare Subsidy Receipts	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
2013	$243	$25	$41	$-	$-
2014	257	24	47	-	-
2015	269	23	58	-	-
2016	278	23	65	-	-
2017	283	22	76	-	-
Years 2018 to 2022, in Total	1,452	97	599	-	-

Components of Net Periodic Benefit Cost

The following tables provide the components of net periodic benefit cost by Registrant Subsidiary for the years ended December 31, 2012, 2011 and 2010:

				Other Postretirement
SWEPCo	Pension Plans			Benefit Plans
	Years Ended December 31,
	2012	2011	2010	2012	2011	2010
	(in thousands)
Service Cost	$7,099	$6,573	$7,046	$3,324	$3,029	$3,108
Interest Cost	12,537	13,331	15,093	6,673	6,969	6,940
Expected Return on Plan Assets	(18,866)	(18,380)	(19,489)	(6,795)	(7,200)	(6,646)
Amortization of Transition Obligation	-	-	-	-	-	2,461
Amortization of Prior Service Cost (Credit)	(793)	(795)	(796)	(933)	258	-
Amortization of Net Actuarial Loss	8,330	6,759	5,242	3,659	1,785	1,711
Net Periodic Benefit Cost	8,307	7,488	7,096	5,928	4,841	7,574
Capitalized Portion	(2,924)	(2,636)	(2,406)	(2,087)	(1,704)	(2,568)
Net Periodic Benefit Cost Recognized as
Expense	$5,383	$4,852	$4,690	$3,841	$3,137	$5,006

Estimated amounts expected to be amortized to net periodic benefit costs (credits) and the impact on each Registrant Subsidiary's balance sheet during 2013 are shown in the following tables:

	APCo	I&M	OPCo	PSO	SWEPCo
Pension Plan - Components	(in thousands)
Net Actuarial Loss	$24,305	$20,939	$36,137	$9,464	$9,662
Prior Service Cost	198	195	283	297	350
Total Estimated 2013 Amortization	$24,503	$21,134	$36,420	$9,761	$10,012

Pension Plans -
Expected to be Recorded as
Regulatory Asset	$24,367	$19,852	$19,387	$9,761	$10,012
Deferred Income Taxes	48	449	5,962	-	-
Net of Tax AOCI	88	833	11,071	-	-
Total	$24,503	$21,134	$36,420	$9,761	$10,012

	APCo	I&M	OPCo	PSO	SWEPCo
Other Postretirement Benefit Plans -	(in thousands)
Components
Net Actuarial Loss	$12,114	$7,624	$16,198	$3,480	$3,838
Prior Service Credit	(10,050)	(9,421)	(12,922)	(4,290)	(5,155)
Total Estimated 2013 Amortization	$2,064	$(1,797)	$3,276	$(810)	$(1,317)

Other Postretirement Benefit Plans - Expected to be Recorded as
Regulatory Asset	$99	$(1,767)	$599	$(810)	$(899)
Deferred Income Taxes	688	(10)	937	-	(146)
Net of Tax AOCI	1,277	(20)	1,740	-	(272)
Total	$2,064	$(1,797)	$3,276	$(810)	$(1,317)

American Electric Power System Retirement Savings Plans

The Registrant Subsidiaries participate in an AEP sponsored defined contribution retirement savings plan, the American Electric Power System Retirement Savings Plan, for substantially all employees who are not members of the United Mine Workers of America (UMWA). This qualified plan offers participants an opportunity to contribute a portion of their pay, includes features under Section 401(k) of the Internal Revenue Code and provides for company matching contributions. The matching contributions to the plan are 100% of the first 1% of eligible employee contributions and 70% of the next 5% of contributions.

The following table provides the cost for matching contributions to the retirement savings plans by Registrant Subsidiary for the years ended December 31, 2012, 2011 and 2010:

	Years Ended December 31,
Company	2012	2011	2010
	(in thousands)
APCo	$7,579	$7,432	$7,284
I&M	9,706	9,541	8,969
OPCo	10,798	10,166	9,706
PSO	3,732	3,626	3,505
SWEPCo	4,890	4,438	3,866